                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         File No. 33-19589:

         Pre-Effective Amendment No.                                   [ ]

         Post-Effective Amendment No. 45                               [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

         File No. 811-5447:

         Amendment No. 47                                              [X]

                        (Check appropriate box or boxes)

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         DAVID C. TUCKER, ESQ., 4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

      Approximate Date of Proposed Public Offering: November 30, 2006

It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b)
    [ ] on (date), pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [X] on (November 30, 2006) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                              November 30, 2006

American Century Investments

PROSPECTUS

INTERNATIONAL CORE EQUITY FUND

THE FUND IS AVAILABLE  FOR PURCHASE  ONLY THROUGH  FINANCIAL  INTERMEDIARIES  BY
INVESTORS WHO SEEK ADVICE FROM THEM. THE FUND IS CLOSED TO OTHER INVESTORS,  BUT
THOSE WITH OPEN ACCOUNTS MAY MAKE ADDITIONAL  INVESTMENTS AND REINVEST DIVIDENDS
AND CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

TABLE OF CONTENTS

AN OVERVIEW OF THE FUND....................................................  X

FUND PERFORMANCE HISTORY...................................................  X

FEES AND EXPENSES..........................................................  X

OBJECTIVES, STRATEGIES AND RISKS...........................................  X

MANAGEMENT.................................................................  X

INVESTING DIRECTLY WITH AMERICAN CENTURY...................................  X

INVESTING THROUGH A FINANCIAL INTERMEDIARY.................................  X

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT..............................  X

SHARE PRICE AND DISTRIBUTIONS..............................................  X

TAXES......................................................................  X

MULTIPLE CLASS INFORMATION.................................................  X

          THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  DEFINITIONS OF
          KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting  stocks for the fund, the portfolio  managers select primarily from the 2,500  largest  publicly  traded  companies  located in developed  countries excluding the United States and Canada. The managers use quantitative  models to construct the portfolio of stocks for the fund. A more detailed  description  of the fund's investment strategies begins on page X.

The fund's principal risks include

o    FOREIGN  SECURITIES  - The fund invests  primarily  in foreign  securities, which are generally riskier than U.S. securities.  As a result, the fund is subject to foreign  risk,  meaning  that  political  events  (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising  inflation),  and natural disasters  occurring in a country  where the fund  invests  could cause the fund's investments in that country to experience gains or losses.

o    CURRENCY  RISK  -  Because  the  fund   generally   invests  in  securities
     denominated  in foreign  currencies,  the fund is subject to currency risk, meaning  that the fund could  experience  gains or losses  based  solely on changes  in the  exchange  rate  between  foreign  currencies  and the U.S.
     dollar.

o    STYLE  RISK  - If at  any  time  the  market  is not  favoring  the  fund's quantitative  investment  style,  the fund's gains may not be as big as, or its  losses  may  be  bigger  than,  other  equity  funds  using  different investment styles.

o    BENCHMARK  CORRELATION - The fund's performance will be closely tied to the performance  of its  benchmark.  If the fund's  benchmark  goes down, it is likely the fund's performance will go down.

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given time your  shares may be worth less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

          AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
          OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE  CORPORATION  (FDIC) OR
          ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

The  fund's  performance  history  is not  available  as of  the  date  of  this prospectus.  When the fund has investment results for a full calendar year, this section will feature charts that show annual total  returns,  highest and lowest
quarterly   returns  and  average  annual  total  returns  for  the  fund.  This information  indicates the volatility of the fund's historical returns from year to year.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For    current    performance    information,    please   call   us   or   visit
americancentury.com.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    INVESTOR   INSTITUTIONAL   A         B          C         R
                                     CLASS       CLASS       CLASS     CLASS      CLASS     CLASS

Maximum Sales Charge (Load)            None       None       5.75%      None      None      None
   Imposed on Purchases
   (as a percentage of
   offering price)

Maximum Deferred Sales Charge (Load)   None       None       None(1)   5.00%(2)   1.00%(3)  None
   (as a percentage of the original
   offering price for B Class shares
   or the lower of the original
   offering  price or redemption
   proceeds for A and C Class shares)

Redemption/Exchange Fee                2.00%(4)   2.00%(4)   None       None      None     2.00%(4)
   (as a percentage of amount
   redeemed/exchanged)

Maximum Account Maintenance Fee          $25(5)   None       None       None      None      None

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE X, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

(4)  APPLIES  ONLY TO INVESTOR,  INSTITUTIONAL  AND R CLASS SHARES HELD FOR LESS
     THAN 60 DAYS. THE FEE DOES NOT APPLY TO SHARES PURCHASED THROUGH REINVESTED
     DIVIDENDS OR CAPITAL GAINS.

(5)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  DISTRIBUTION AND                TOTAL ANNUAL
                     MANAGEMENT   SERVICE (12B-1)   OTHER         FUND OPERATING
                     FEE(1)       FEES(2)           EXPENSES(3)   EXPENSES

Investor Class        1.15%       None              0.00%           1.15%

Institutional Class   0.95%       None              0.00%           0.95%

A Class               1.15%       0.25%             0.00%           1.40%

B Class               1.15%       1.00%             0.00%           2.15%

C Class               1.15%       1.00%             0.00%           2.15%

R Class               1.15%       0.50%             0.00%           1.65%

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES NECESSARY FOR THE FUND TO OPERATE.  THE FUND HAS A STEPPED FEE
     SCHEDULE.  AS A RESULT,  THE FUND'S  UNIFIED  MANAGEMENT FEE RATE GENERALLY
     DECREASES AS FUND ASSETS  INCREASE AND  INCREASES AS FUND ASSETS  DECREASE.
     FOR MORE INFORMATION  ABOUT THE UNIFIED  MANAGEMENT FEE, SEE THE INVESTMENT
     ADVISOR UNDER MANAGEMENT.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION,  SEE MULTIPLE CLASS INFORMATION AND SERVICE,  DISTRIBUTION AND
     ADMINISTRATIVE FEES, PAGE X.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR         3 YEARS

Investor Class                 $117           $364

Institutional Class            $97            $302

A Class                        $709           $991

B Class                        $616           $968

C Class                        $216           $668

R Class                        $167           $517

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges.

                              1 YEAR         3 YEARS

Investor Class                 $117           $364

Institutional Class            $97            $302

A Class                        $709           $991

B Class                        $216           $668

C Class                        $216           $668

R Class                        $167           $517

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's investment strategy utilizes quantitative  management techniques in a two-step  process.  In the first  step,  the  portfolio  managers  rank  stocks, primarily  the 2,500  largest  publicly-traded  companies  located in  DEVELOPED
COUNTRIES, excluding the United States and Canada, from most attractive to least attractive.  This is  determined  by using a  quantitative  model that  combines measures  that the advisor  believes are  predictive  of an  individual  stock's performance.  Examples are measures of a stock's  value,  as well as measures of its  growth  potential.  To  measure  value,  the  managers  use ratios of stock price-to-book  value and stock  price-to-cash  flow,  among  others.  To measure growth,  the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

          THE FUND CONSIDERS DEVELOPED COUNTRIES TO INCLUDE AUSTRALIA,  AUSTRIA,
          BELGIUM,  BERMUDA, CANADA, DENMARK,  FINLAND, FRANCE, GERMANY, GREECE,
          HONG KONG, IRELAND,  ITALY, JAPAN,  LUXEMBOURG,  THE NETHERLANDS,  NEW
          ZEALAND, NORWAY, PORTUGAL,  SINGAPORE, SPAIN, SWEDEN, SWITZERLAND, THE
          UNITED KINGDOM AND THE UNITED STATES.

In the second step, the managers use a technique called portfolio  optimization.
In portfolio  optimization,  the managers use a computer to build a portfolio of stocks from the  ranking  described  above that they  believe  will  provide the optimal balance between risk and expected  return.  The goal is to create a fund that provides  better  returns than its benchmark  without taking on significant additional risk.

Though the fund invests  primarily in securities  issued by companies located in developed  countries,  it may also invest in emerging markets.  Any company that the portfolio  managers  determine to be located in a country that is not on the above list is considered an emerging  markets  issuer.  In  determining  where a company is located,  the  portfolio  managers  will  consider  various  factors, including  where the company is  headquartered,  where the  company's  principal operations  are located,  where the  company's  revenues are derived,  where the principal  trading  market is located  and the  country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

In addition,  the portfolio managers intend to spread the fund's holdings across different  countries and geographic  regions in an effort to manage the risks of an international  portfolio.

The portfolio  managers  generally sell stocks from the fund's  portfolios  when they believe:

o  a stock becomes too expensive relative to other stock opportunities

o  a stock's risk parameters outweigh its return opportunity

o  more attractive alternatives are identified

o  specific events alter a stock's prospects.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they  intend  to keep at  least  80% of the  fund's  assets invested  in  EQUITY  SECURIITES  regardless  of the  movement  of stock  prices generally.  When the  managers  believe  it is  prudent,  the fund may  invest a
portion  of  its  assets  in  forward  currency  exchange   contracts  and  debt
securities.  Futures  contracts,  a type of  derivative  security,  can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar  derivative  securities to help manage the risk of these types of  investments.  A complete  description  of the derivatives policy is included in the statement of additional information.

          EQUITY  SECURITIES  include common stock,  preferred stock, and equity equivalent  securities,  such as  securities  convertible  into common stock, stock futures contracts or stock index futures contracts.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Investing in foreign  securities has certain unique risks that make it generally riskier  than  investing  in U.S.  securities.  These  risks  include  increased exposure to  political,  social and economic  events in world  markets;  limited availability  of public  information  about a  company;  less-developed  trading markets and  regulatory  practices;  and a lack of uniform  financial  reporting practices compared to those that apply in the United States.

In addition,  investments  in foreign  countries  are subject to currency  risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing  in  securities  of  companies  located in emerging  market  countries generally is also riskier than  investing in securities of companies  located in foreign  developed  countries.  Emerging  market  countries  may  have  unstable governments  and/or  economies that are subject to sudden change.  These changes may be magnified by the  countries'  emergent  financial  markets,  resulting in significant  volatility to investments in these countries.  These countries also may lack the legal, business and social framework to support securities markets.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the  quantitative  style used by the fund  and/or the  stocks  contained  in the fund's  benchmark,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The fund's performance will be closely tied to the performance of its benchmark.
If the fund's benchmark goes down, it is likely that the fund's performance will go down.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given  time  your  shares  may be worth  less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a  percentage  of the daily net assets of each class of shares of the fund. The  management fee is calculated  daily and paid monthly in arrears.  Out of the fund's fee,  the advisor  pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent  directors  (including legal counsel fees), and extraordinary expenses.  A portion  of the  fund's  management  fee may be paid by the  fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

The  percentage  rate used to  calculate  the  management  fee for each class of shares of the fund is determined daily using a two-component  formula that takes into  account  (i) the daily net assets of the  accounts  managed by the advisor that are in the same broad investment  category as the fund (the OCategory FeeO)
and (ii) the assets of all funds in the  American  Century  family of funds (the
OComplex  FeeO).  The  statement of  additional  information  contains  detailed information about the calculation of the management fee.

The fund will pay the advisor a unified  management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:

INVESTMENT CATEGORY FEE SCHEDULE

---------------------------------------------------------------------
CATEGORY ASSETS                       FEE RATE
---------------------------------------------------------------------
First $1 billion                      1.0000%
---------------------------------------------------------------------
Next $5 billion                       0.9400%
---------------------------------------------------------------------
Next $15 billion                      0.8960%
---------------------------------------------------------------------
Next $25 billion                      0.8490%
---------------------------------------------------------------------
Next $50 billion                      0.8220%
---------------------------------------------------------------------
Next $150 billion                     0.8190%
---------------------------------------------------------------------
Thereafter                            0.8180%
---------------------------------------------------------------------

COMPLEX FEE SCHEDULE

---------------------------------------------------------------------
                         INVESTOR, A, B, C
                         AND R CLASSES         INSTITUTIONAL CLASS
 COMPLEX ASSETS          FEE RATE              FEE RATE
---------------------------------------------------------------------
First $2.5 billion       0.3100%                0.1100%
---------------------------------------------------------------------
Next $7.5 billion        0.3000%                0.1000%
---------------------------------------------------------------------
Next $15 billion         0.2985%                0.0985%
---------------------------------------------------------------------
Next $25 billion         0.2970%                0.0970%
---------------------------------------------------------------------
Next $25 billion         0.2870%                0.0870%
---------------------------------------------------------------------
Next $25 billion         0.2800%                0.0800%
---------------------------------------------------------------------
Next $25 billion         0.2700%                0.0700%
---------------------------------------------------------------------
Next $25 billion         0.2650%                0.0650%
---------------------------------------------------------------------
Next $25 billion         0.2600%                0.0600%
---------------------------------------------------------------------
Next $25 billion         0.2550%                0.0550%
---------------------------------------------------------------------
Thereafter               0.2500%                0.0500%
---------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio  managers and analysts to manage funds.  The teams meet regularly to review portfolio  holdings and discuss purchase and sale activity.  Team  members buy and sell  securities  for the fund as they see fit, guided by the fund's investment  objective and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund are identified below.

JOHN SCHNIEDWIND

Mr.  Schniedwind,  Chief Investment  Officer - Quantitative  Equity,  has been a member of the team  since  inception.  He joined  American  Century  in 1982 and became a portfolio  manager in June 1997. He has degrees from Purdue  University and an MBA in finance from the University of California - Berkeley.  He is a CFA charterholder.

ZILI ZHANG

Mr. Zhang, Senior Vice President, Portfolio Manager and Director of Quantitative
Research,  has been a member of the team  since  inception.  He joined  American
Century in October 1995 as a quantitative  research  consultant,  in 2001 became vice president and director of quantitative research and in February 2002 became a portfolio  manager.  He also manages the quantitative  research team. He has a bachelor's  degree in physics from University of Science and Technology of China and a Ph.D in theoretical physics from the University of Texas at Austin.

FEI ZOU

Mr. Zou, Vice President,  Portfolio Manager and Senior Quantitative Analyst, has
been a member  of the team  since  inception.  He  joined  American  Century  in
September  2000 as a  quantitative  analyst  and became a  portfolio  manager in
February 2004. He has a master's degree in economics and a Ph.D in finance, both from the University of Texas - Austin.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed under WAYS
TO MANAGE  YOUR  ACCOUNT  when the  account is opened.  If you do not want these services,  see CONDUCTING  BUSINESS IN WRITING.  If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of  $100,000).  By  choosing  this  option,  you are not  eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will automatically  redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          PERSONAL  ACCOUNTS  INCLUDE  INDIVIDUAL   ACCOUNTS,   JOINT  ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT  INVESTORS:  If you would like to make a wire  purchase into an existing account,  your bank will need the  following  information.  (To  invest in a new fund, please call us first to set up the new account.)

o    American  Century's  bank  information:  Commerce  Bank N.A.,  Routing  No.
     101000019, Account No. 2804918

o    Your American Century account number and fund name

o    Your name

o    The contribution year (for IRAs only)

NEW INVESTORS:  To make a wire purchase into a new account,  please  complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT

ONLINE

americancentury.com

OPEN AN ACCOUNT:  If you are a current or new investor,  you can open an account by completing and submitting our online application.  Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL  INVESTMENTS:  Make an additional investment into an established
American  Century  account Fif you have  authorized  us to invest from your bank account.

SELL SHARES*:  Redeem shares and proceeds will be electronically  transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

o    4500 Main  Street,  Kansas  City,  Missouri -- 8 a.m.  to 5 p.m.,  Monday -
     Friday

o    4917 Town  Center  Drive,  Leawood,  Kansas -- 8 a.m.  to 5 p.m.,  Monday -
     Friday, 8 a.m. to noon, Saturday

o    1665 Charleston Road, Mountain View, California -- 8 a.m. to 5 p.m., Monday
     - Friday

BY TELEPHONE

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN  ACCOUNT:  If you are a current  investor,  you can open an  account  by exchanging shares from another American Century account.

EXCHANGE  SHARES:  Call  or use  our  Automated  Information  Line  if you  have authorized us to accept telephone  instructions.  The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL  INVESTMENTS:  Call or use our Automated Information Line if you
have authorized us to invest from your bank account.  The Automated  Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200 -- Fax: 816-340-7962

OPEN AN ACCOUNT:  Send a signed,  completed application and check or money order payable to American Century Investments.

EXCHANGE  SHARES:  Send written  instructions  to exchange  your shares from one
American Century account to another.

MAKE  ADDITIONAL  INVESTMENTS:  Send your check or money  order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip,  include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES:  Send written  instructions to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL  INVESTMENTS:  With the automatic  investment  service,  you can purchase  shares on a regular basis.  You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing  Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT FOR MORE  INFORMATION  ABOUT
INVESTING WITH US.

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes  are  intended  for  purchase by  participants  in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various  administrative and distribution  services. For more information regarding  employer-sponsored  retirement  plan  types,  please  see  BUYING AND
SELLING FUND SHARES in the statement of additional information.

          FINANCIAL  INTERMEDIARIES  INCLUDE  BANKS,  BROKER-DEALERS,  INSURANCE
          COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate your financial  professional  for the services  provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

A CLASS                                       B CLASS

Initial sales charge(1)                       No initial sales charge

Generally no contingent deferred sales        Contingent deferred sales charge on
charge(2)                                     redemptions within six years

12b-1 fee of 0.25%                            12b-1 fee of 1.00%

No conversion feature                         Convert to A Class shares eight years after
                                              purchase

Generally more appropriate for long-term      Aggregate purchases limited to amounts less
investors                                     than $100,000; generally offered through
                                              financial intermediaries(3)

C CLASS                                       R CLASS

No initial sales charge                       No initial sales charge

Contingent deferred sales charge on           No contingent deferred sales charge
redemptions within 12 months

12b-1 fee of 1.00%                            12b-1 fee of 0.50%

No conversion feature                         No conversion feature

Aggregate purchases limited to amounts less   Generally offered through
than $1,000,000; generally more appropriate   employer-sponsored retirement plans and
for short-term investors                      other fee-based arrangements(4)

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A  CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC) OF 1.00%  WILL BE CHARGED ON
     CERTAIN  PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED  WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS,  SEP IRA PLANS AND SARSEP PLANS  ESTABLISHED
     PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL  PURCHASES.  THIS CLASS IS NOT
     AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLANS AFTER AUGUST 1, 2006.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL INTERMEDIARIES
     PRIOR TO AUGUST 1,  2006,  MAY MAKE  ADDITIONAL  PURCHASES.  THIS  CLASS IS
     AVAILABLE  FOR  EMPLOYER-SPONSORED  RETIREMENT  PLANS ONLY AFTER  AUGUST 1,
     2006.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
INVESTORS USING ADVISORS and INVESTMENT  PROFESSIONALS portions of the Web site.
From the  description  of A, B or C Class  shares,  a  hyperlink  will  take you directly to this disclosure.

A Class

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial professional are:

                           SALES CHARGE       SALES CHARGE      AMOUNT PAID TO
PURCHASE AMOUNT            AS A % OF          AS A % OF NET     FINANCIAL ADVISOR
                           OFFERING PRICE     AMOUNT INVESTED   AS A % OF OFFERING PRICE

Less than $50,000            5.75%                6.10%               5.00%

$50,000 - $99,999            4.75%                4.99%               4.00%

$100,000 - $249,999          3.75%                3.90%               3.25%

$250,000 - $499,999          2.50%                2.56%               2.00%

$500,000 - $999,999          2.00%                2.04%               1.75%

$1,000,000 - $3,999,999      0.00%                0.00%               1.00%(1)

$4,000,000 - $9,999,999      0.00%                0.00%               0.50%(1)

$10,000,000 or more          0.00%                0.00%               0.25%(1)

(1)  FOR PURCHASES OVER $1,000,000 BY  EMPLOYER-SPONSORED  RETIREMENT  PLANS, NO
     UPFRONT AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial  professional  must provide  certain  information,  including the account  numbers of any accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o  Certain trust accounts

o  Solely controlled business accounts

o  Single-participant retirement plans

o  Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine  the  applicable  sales charge.  At your  request,  existing holdings may be combined  with new  purchases  and sales  charge  amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of
Intent.  Capital  appreciation,  capital gains and reinvested  dividends  earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that  will be due if your  total  investments  over the  13-month  period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries  (and  their  immediate  family  members)  having selling agreements with the advisor or distributor

o    Broker-dealer  sponsored wrap program  accounts and/or  fee-based  accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

o    Present or former officers, directors and employees (and their families) of
     American Century

o    Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's  policies.  Refer to BUYING AND SELLING FUND
     SHARES in the statement of additional information

o    IRA  Rollovers  from  any  American   Century   Advisor  Fund  held  in  an
     employer-sponsored retirement plan

o  Certain other investors as deemed appropriate by American Century

B Class

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of B Class  shares,  the  amount  paid  to  your  financial professional is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase  date,  you will pay a  contingent  deferred  sales charge
(CDSC) as set forth  below.  The  purpose  of the CDSC is to permit  the  fund's distributor  to recoup all or a portion  of the  up-front  payment  made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                  CDSC AS A % OF ORIGINAL PURCHASE PRICE

1st year                           5.00%

2nd year                           4.00%

3rd year                           3.00%

4th year                           3.00%

5th year                           2.00%

6th year                           1.00%

After 6th year                     None

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

C Class

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of C Class  shares,  the  amount  paid  to  your  financial professional is 1.00% of the amount  invested.  If you redeem your shares within
12 months of  purchase,  you will pay a CDSC of 1.00% of the  original  purchase price or the current market value at redemption,  whichever is less. The purpose of the CDSC is to permit  the fund's  distributor  to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     o    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     o    12% of the original purchase cost for B Class shares

     o    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions  from IRAs due to attainment of age 59 1/2 for A Class shares and for C Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA  Rollovers  from  any  American   Century   Advisor  Fund  held  in  an
     employer-sponsored retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
At your  request,  any  CDSC  you  paid on an A Class  redemption  that  you are reinvesting will be credited to your account. You or your financial professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this  privilege,  and you may use it only once per account.
This privilege  applies only if the new account is owned by the original account owner.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

Investor, Institutional and R Class shares may be subject to a 2% redemption fee if they are exchanged within 60 days of such purchase.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you  exchange,  regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase or sale of fund shares.  Those  charges are  retained by the  financial intermediary  and are not  shared  with  American  Century  or the fund.  Please contact your financial  intermediary or plan sponsor for a complete  description of its  policies.  Copies of the fund's  annual  report,  semiannual  report and
statement  of  additional   information   are  available   from  your  financial
intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf.  American  Century has selling  agreements  with these  financial intermediaries  requiring them to track the time investment  orders are received and to comply with procedures  relating to the  transmission  of orders.  Orders must be received by the financial  intermediary  on the fund's behalf before the time the net asset  value is  determined  in order to receive  that day's  share price.  If those  orders are  transmitted  to  American  Century and paid for in accordance  with the  selling  agreement,  they  will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT FOR MORE  INFORMATION  ABOUT
INVESTING WITH US.

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise  specified below, the minimum initial investment amount to open an account is $2,500.  Financial  intermediaries  may open an account with $250, but may  require  their  clients  to meet  different  investment  minimums.  See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

Broker-dealer sponsored wrap program accounts                      No minimum
  and/or fee-based accounts

Coverdell Education Savings Account (CESA)                         $2,000(1)

Employer-sponsored retirement plans                                No minimum

(1)  THE  MINIMUM  INITIAL  INVESTMENT  FOR  FINANCIAL  INTERMEDIARIES  IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional  investments directly with American
Century.  However,  there  is  no  subsequent  purchase  minimum  for  financial
intermediaries   or   employer-sponsored   retirement   plans,   but   financial
intermediaries may require their clients to meet different  subsequent  purchase requirements.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

Investor, Institutional and R Class shares may be subject to a 2% redemption fee if they are sold  within  60 days of such  purchase.  Therefore,  if you  redeem shares of these classes within 60 days of their  purchase,  you will receive 98%
of their value at redemption. The remaining 2% is retained by the fund and helps cover  transaction  costs that long-term  investors may bear when the fund sells securities  to meet investor  redemptions.  This fee is intended to help prevent abusive trading practices,  such as excessive  short-term  trading.  See ABUSIVE
TRADING PRACTICES,  page x. However, not all of the financial intermediaries who offer  the fund are  currently  able to track and  charge  the  redemption  fee.
American  Century is working with those  providers to combat abusive trading and encouraging  them to develop  systems to track the  redemption fee and otherwise employ tactics to combat abusive trading practices.

The  redemption  fee  does not  apply to  shares  purchased  through  reinvested distributions  (dividends  and  capital  gains).  The  fund may not  charge  the redemption fee in certain  situations  deemed  appropriate by American  Century, including  where  the  capability  to  charge  the  fee  does  not  exist  or is impractical  and/or other  systems to deter  abusive  trading  practices  are in place.

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above. Your redemption proceeds will be calculated using the NET ASSET
VALUE (NAV) next determined  after we receive your  transaction  request in good order.

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase  funds have  cleared.  Investments  by wire  generally  require  only a one-day  holding  period.  If you change your  address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day  holding  period before we will transfer or wire  redemption  proceeds  to  your  bank.  Please  remember,  if  you  request redemptions  by wire, $10 will be deducted from the amount  redeemed.  Your bank also may charge a fee.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account  balance falls below the minimum initial  investment  amount for any  reason  other  than as a result of  market  fluctuation.  American  Century reserves  the right to redeem the shares in the account and send the proceeds to your  address of record.  Prior to doing so, we will  notify you and give you 90 days to meet the minimum. Investor, Institutional and R Class shares redeemed in this manner may be subject to a 2% redemption  fee if held less than 60 days. A,
B and C Class shares redeemed in this manner may be subject to a sales charge if held less than the  applicable  time period.  Please note that you may incur tax liability as a result of the  redemption.  For  Institutional  Class shares,  we reserve the right to convert  your shares to Investor  Class  shares of the same fund.  The  Investor  Class shares have a unified  management  fee that is 0.20%
higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions.

o    You have  chosen to  conduct  business  in  writing  only and would like to redeem over $100,000.

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners.

o    Your  redemption  proceeds  or  distribution  amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

o    You are transferring ownership of an account over $100,000.

o    You change your address and request a redemption  over  $100,000  within 15 days.

o    You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for the fund, the board has approved the imposition of a redemption  fee for  redemption of shares  within a specified  number of days of purchase. See REDEMPTIONS,  page x, for a complete description of the redemption fee applicable to the fund.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed,  please call us or your financial professional.  For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as Ofair  valuingO  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    if, after the close of the foreign  exchange on which a portfolio  security is  principally  traded,  but before the close of the NYSE, an event occurs that may materially affect the value of the security;

o    a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's  board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order  to  qualify  as a  Oregulated  investment  company.O  Qualification  as a regulated  investment  company  means the fund should not be subject to state or federal income tax on amounts distributed.  The distributions  generally consist of  dividends  and  interest  received  by the fund,  as well as  CAPITAL  GAINS realized  by the  fund  on the  sale  of its  investment  securities.  The  fund generally pays  distributions  from net income, if any, once a year in December.
Distributions  from  realized  capital  gains are paid twice a year,  usually in
March and December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL  ASSETS,  SUCH AS
          STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or an employer-sponsored  retirement  plan,  income and  capital  gains  distributions usually  will not be subject to current  taxation  but will  accumulate  in your account under the plan on a tax-deferred basis.  Likewise,  moving from one fund to another fund within a plan or tax-deferred  account  generally will not cause you to be taxed. For information  about the tax consequences of making purchases or  withdrawals  through  a  tax-deferred  account,  please  consult  your  plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account,  you may be able to claim a foreign tax credit for any foreign  income  taxes paid by the fund.  In order to qualify for this tax credit,  certain  requirements  must be satisfied.  Please  consult the statement of additional  information  for a more complete  discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          QUALIFIED  DIVIDEND  INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM THE
          STOCK OF A DOMESTIC OR QUALIFYING FOREIGN  CORPORATION,  PROVIDED THAT
          THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

TYPE OF DISTRIBUTION                   TAX RATE FOR 10%      TAX RATE FOR
                                       AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income               5%                    15%

If a fund's  distributions  exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

Taxes on Transactions

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

Buying a Dividend

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers  six  classes of shares of the fund:  Investor  Class,
Institutional Class, A Class, B Class, C Class and R Class.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements.  The difference in the fee  structures  between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any  difference  in advisory or custodial  fees or other expenses  related to the management of the fund's  assets,  which do not vary by class. Different fees and expenses will affect performance.

Except as  described  herein,  all classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class,  except the Investor  Class and  Institutional  Class, offered by this  prospectus  has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class,  1.00% for B and C Class,  and 0.50% for R
Class to the distributor.  The distributor may use these fees to pay for certain ongoing shareholder and administrative  services and for distribution  services, including past distribution  services.  The distributor pays all or a portion of such  fees to the  financial  intermediaries  that make the  classes  available.
Because  these  fees  are  used to pay for  services  that  are not  related  to prospective  sales of the fund,  each class will continue to make payments under its plan even if it is closed to new investors.  Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares.  For additional  information  about the plans and their terms,  see  MULTIPLE  CLASS  STRUCTURE in the  statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  financial  intermediary  for  their  sales  activities;  (2)
shareholder  services,  such  as  providing  individual  and  custom  investment advisory  services to clients of the financial  intermediary;  and (3) marketing and promotional  services,  including  business planning  assistance,  educating personnel about the fund, and  sponsorship of sales meetings,  which may include covering  costs of  providing  speakers,  meals  and  other  entertainment.  The
distributor   may  sponsor   seminars  and   conferences   designed  to  educate
intermediaries  about  the fund  and may  cover  the  expenses  associated  with attendance  at  such  meetings,  including  travel  costs.  These  payments  and activities  are intended to provide an incentive to  intermediaries  to sell the fund by  ensuring  that  they are  educated  about  the  fund,  and to help such intermediaries defray costs associated with offering the fund. The amount of any payments  described  by this  paragraph  is  determined  by the  advisor  or the distributor,  and all such amounts are paid out of the  available  assets of the advisor  and  distributor,  and not by you or the fund.  As a result,  the total expense ratio of the fund will not be affected by any such payments.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions  about the fund or your accounts,  online at  americancentury.com,  by contacting  American Century at the addresses or telephone  numbers listed below or by contacting your financial intermediary.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      o EDGAR database at sec.gov
                     o By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

This prospectus  shall not constitute an offer to sell securities of the fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                        FUND CODE

International Core Equity Fund

   Investor Class                        X

   Institutional Class                   X

   A Class                               X

   B Class                               X

   C Class                               X

   R Class                               X

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS

americancentury.com

                                        Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors          Financial Professionals, Insurance Companies
P.O. Box 419200                         P.O. Box 419786
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575          1-800-345-6488

0610

SH-PRS-51381

                                                              November 30, 2006

American Century Investments

STATEMENT OF ADDITIONAL INFORMATION

American Century Quantitative Equity Funds, Inc.

Disciplined Growth Fund
Equity Growth Fund
Global Gold Fund
Income & Growth Fund
International Core Equity Fund
Long-Short Equity Fund
NT Equity Growth Fund
NT Small Company Fund
Small Company Fund
Utilities Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES  DATED MAY 1, 2006 AND NOVEMBER 30, 2006,  BUT IS NOT A PROSPECTUS.
THE STATEMENT OF ADDITIONAL  INFORMATION  SHOULD BE READ IN CONJUNCTION WITH THE
FUNDS'  PROSPECTUSES.  IF YOU  WOULD  LIKE A COPY  OF THE  PROSPECTUSES,  PLEASE
CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER
OR VISIT AMERICAN CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  INVESTORS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

TABLE OF CONTENTS

THE FUNDS' HISTORY ..........................................................x

FUND INVESTMENT GUIDELINES ..................................................x
      Disciplined Growth, Equity Growth,
      Income & Growth, International Core Equity, NT Equity Growth,
      NT Small Company and Small Company ....................................x
      Long-Short Equity .....................................................x
      Global Gold ...........................................................x
      Utilities .............................................................x

FUND INVESTMENTS AND RISKS ..................................................x
      Investment Strategies and Risks .......................................x
      Investment Policies ...................................................x
      Portfolio Turnover ....................................................x

MANAGEMENT ..................................................................x
      The Board of Directors ................................................x
      Ownership of Fund Shares ..............................................x
      Code of Ethics ........................................................x
      Proxy Voting Guidelines................................................x
      Disclosure of Portfolio Holdings.......................................x

THE FUNDS' PRINCIPAL SHAREHOLDERS ...........................................x

SERVICE PROVIDERS ...........................................................x
      Investment Advisor ....................................................x
      Portfolio Managers.....................................................x
      Transfer Agent and Administrator ......................................x
      Distributor ...........................................................x
      Custodian Banks .......................................................x
      Independent Registered Public Accounting Firm..........................x

BROKERAGE ALLOCATION ........................................................x
      Regular Broker-Dealers.................................................x

INFORMATION ABOUT FUND SHARES ...............................................x
      Multiple Class Structure ..............................................x
      Buying and Selling Fund Shares ........................................x
      Valuation of a Fund's Securities ......................................x

TAXES .......................................................................x
      Federal Income Taxes ..................................................x
      State and Local Taxes .................................................x

FINANCIAL STATEMENTS ........................................................x

THE FUNDS' HISTORY

American  Century  Quantitative  Equity  Funds,  Inc. is a  registered  open-end management  investment  company organized as a Maryland  corporation.  It is the successor in interest to American Century Quantitative Equity Funds,  originally organized as a California  corporation  named Benham Equities,  Inc. on December
31,  1987.  From  August 18,  1988,  to January 1, 1997,  it was known as Benham
Equity Funds.  Throughout the statement of additional  information,  we refer to
American Century Quantitative Equity Funds, Inc. as the corporation.

Each fund  described in this  statement of additional  information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                       TICKER SYMBOL          INCEPTION DATE
--------------------------------------------------------------------------------
Disciplined Growth

Investor Class                             ADSIX                  9/30/2005
--------------------------------------------------------------------------------
Institutional Class                        ADCIX                  9/30/2005
--------------------------------------------------------------------------------
R Class                                    ADRRX                  9/30/2005
--------------------------------------------------------------------------------
Advisor Class                              ADCVX                  9/30/2005
--------------------------------------------------------------------------------
Equity Growth

Investor Class                             BEQGX                  05/09/1991
--------------------------------------------------------------------------------
Institutional Class                        AMEIX                  01/02/1998
--------------------------------------------------------------------------------
C Class                                    AEYCX                  07/18/2001
--------------------------------------------------------------------------------
R Class                                    AEYRX                  07/29/2005
--------------------------------------------------------------------------------
Advisor Class                              BEQAX                  10/09/1997
--------------------------------------------------------------------------------
Global Gold

Investor Class                             BGEIX                  08/17/1988
--------------------------------------------------------------------------------
Advisor Class                              ACGGX                  05/06/1998
--------------------------------------------------------------------------------
Income & Growth

Investor Class                             BIGRX                  12/17/1990
--------------------------------------------------------------------------------
Institutional Class                        AMGIX                  01/28/1998
--------------------------------------------------------------------------------
C Class                                    ACGCX                  06/28/2001
--------------------------------------------------------------------------------
R Class                                    AICRX                  08/29/2003
--------------------------------------------------------------------------------
Advisor Class                              AMADX                  12/15/1997
--------------------------------------------------------------------------------
International Core Equity

Investor Class                             N/A                    11/30/2006
--------------------------------------------------------------------------------
Institutional Class                        N/A                    11/30/2006
--------------------------------------------------------------------------------
A Class                                    N/A                    11/30/2006
--------------------------------------------------------------------------------
B Class                                    N/A                    11/30/2006
--------------------------------------------------------------------------------
C Class                                    N/A                    11/30/2006
--------------------------------------------------------------------------------
R Class                                    N/A                    11/30/2006
--------------------------------------------------------------------------------
Long-Short Equity

Investor Class                             ALHIX                  9/30/2005
--------------------------------------------------------------------------------
Institutional Class                        ALISX                  9/30/2005
--------------------------------------------------------------------------------
A Class                                    ALIAX                  9/30/2005
--------------------------------------------------------------------------------
B Class                                    ALIBX                  9/30/2005
--------------------------------------------------------------------------------
C Class                                    ALICX                  9/30/2005
--------------------------------------------------------------------------------
R Class                                    ALIRX                  9/30/2005
--------------------------------------------------------------------------------
NT Equity Growth

Institutional Class                        N/A                    05/12/2006
--------------------------------------------------------------------------------
NT Small Company

Institutional Class                        N/A                    05/12/2006
--------------------------------------------------------------------------------
Small Company

Investor Class                             ASQIX                  07/31/1998
--------------------------------------------------------------------------------
Institutional Class                        ASCQX                  10/01/1999
--------------------------------------------------------------------------------
R Class                                    ASCRX                  08/29/2003
--------------------------------------------------------------------------------
Advisor Class                              ASQAX                  09/07/2000
--------------------------------------------------------------------------------
Utilities

Investor Class                             BULIX                  03/01/1993
--------------------------------------------------------------------------------
Advisor Class                              ACUTX                  06/25/1998
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment  Management,  Inc. (ACIM),  can use various  investment  vehicles and
strategies  in  managing  a  fund's  assets.   Descriptions  of  the  investment
techniques and risks associated with individual funds also appear herein,  while techniques  and  risks  applicable  to all of the funds  appear in the  section,
INVESTMENT  STRATEGIES  AND  RISKS,  which  begins on page x. In the case of the funds'  principal  investment  strategies,  these  descriptions  elaborate  upon discussions contained in the prospectuses.

Each fund,  except  Global Gold,  is  diversified  as defined in the  Investment
Company Act of 1940 (the Investment  Company Act).  Diversified means that, with respect to 75% of its total  assets,  each fund will not invest  more than 5% of its total assets in the  securities  of a single  issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).

Global Gold is classified as nondiversified.  Nondiversified means that the fund may invest a greater  portion of its  assets in a smaller  number of  securities than a diversified fund.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company); and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

DISCIPLINED  GROWTH,  EQUITY GROWTH,  INCOME &  GROWTH,  INTERNATIONAL  CORE
EQUITY, NT EQUITY GROWTH, NT SMALL COMPANY AND SMALL COMPANY

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the portfolio  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described  below.  It is the  advisor's  intention  that each  fund,  except for
International Core Equity, will generally consist of domestic and foreign common stocks and  equity-equivalent  securities.  It is the advisor's  intention  that
International  Core Equity will  generally  consist of foreign common stocks and equity-equivalent  securities.  However,  subject  to the  specific  limitations applicable to a fund, the funds'  management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques,  such as those discussed under INVESTMENT  STRATEGIES AND RISKS, when such a course is deemed  appropriate  in order to pursue a fund's  investment  objective.  Senior securities that, in the opinion of the manager,  are high-grade  issues also may be purchased for defensive purposes.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio managers intend to keep the funds fully invested in stocks, regardless of the movement of stock prices generally.  In most  circumstances,  each fund's actual  level of cash and cash  equivalents  will be less than 10%. The managers may use  futures  contracts  as a way to expose  each  fund's cash assets to the market,  while  maintaining  liquidity.  The  managers may not leverage a fund's portfolio, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE  SECURITIES,  page x, SHORT-TERM  SECURITIES,  page x and
FUTURES AND OPTIONS, page x.

LONG-SHORT EQUITY

Over time, Long-Short Equity aims to achieve its returns with reduced volatility and reduced  market  correlation  as compared to a traditional  equity fund that holds only long  positions.  A  traditional  equity fund is fully exposed to the equity market and thus bears the full market risk of its investments. Long-Short
Equity, however, seeks to reduce its exposure to market movements by combining a short portfolio  (being in a position to profit when securities  prices go down)
with a long portfolio  (being in a position to profit when securities  prices go
up). Reduced exposure to the equity market using this strategy should contribute to lower  overall  volatility  of the fund's  returns.  In addition,  the fund's variation in returns should be somewhat different from a traditional U.S. equity fund.  Traditional  U.S. equity funds normally  produce positive returns in bull markets and negative  returns in bear markets,  making them  correlated with the overall  market.  A primary  goal of  Long-Short  Equity is to provide  positive returns independent of equity market conditions.

GLOBAL GOLD

In general, within the restrictions outlined here and in this fund's prospectus, the  portfolio  managers  have broad powers to decide how to invest fund assets, including the power to hold them  uninvested.  One of the non-stock  investments the portfolio managers may make is in gold itself, as described below.

GOLD  BULLION.  As a  means  of  seeking  its  principal  objective  of  capital appreciation  and when it is felt to be  appropriate as a possible hedge against inflation,  Global  Gold may invest a portion of its assets in gold  bullion and may hold a portion of its cash in foreign  currency  in the form of gold  coins.
There is, of course,  no assurance that such  investments  will provide  capital appreciation as a hedge against inflation.  The fund's ability to invest in gold bullion is restricted  by the  diversification  requirements  that the fund must meet in order to qualify as a regulated investment company under Subchapter M of the Internal  Revenue  Code of 1986,  as amended  (the Code).  In addition,  the ability of the fund to make such  investments  may be further  restricted by the securities  laws and regulations in effect from time to time in the states where the fund's shares are qualified for sale.

Fund assets will be invested in gold  bullion at such times as the  prospects of such  investments  are, in the opinion of management,  attractive in relation to other  possible  investments.  The basic trading unit for gold bullion is a gold bar weighing  approximately  100 troy ounces with a purity of at least 995/1000, although gold bullion also is sold in much smaller  units.  Gold bars and wafers are usually numbered and bear an indication of purity and the stamp of the assay office, which certifies the bar's purity. Bars of gold bullion historically have traded  primarily  in New York,  London and Zurich gold  markets and in terms of volume,  such gold  markets  have been the major  markets  for  trading  in gold bullion.  Prices in the Zurich gold market generally correspond to the prices in the London gold market.  Since the ownership of gold bullion became legal in the
United States on December 31, 1974,  U.S.  markets for trading gold bullion have developed. It is anticipated that transactions in gold generally will be made in such U.S.  markets,  although such  transactions  may be made in foreign markets when it is deemed to be in the best interest of the fund.  Transactions  in gold bullion by the fund are negotiated with principal  bullion dealers,  unless,  in the portfolio managers' opinion,  more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is  purchased  or sold  include  dealer  mark-ups or  mark-downs  and  insurance expenses,  and may be a greater or lesser  percentage  of the price from time to time,  depending  on whether the price of gold bullion  decreases or  increases.
Because gold bullion does not generate any investment income, the only source of return to the fund on such an  investment  will be from any gains  realized upon its sale,  and negative  return will be realized,  of course,  to the extent the fund sells its gold bullion at a loss.

As is the case  with  respect  to  virtually  all  investments,  there are risks inherent in Global  Gold's  policies of  investing  in  securities  of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general  considerations  described elsewhere in this  statement of  additional  information,  such  investments  may involve the following special considerations:

FLUCTUATIONS  IN THE PRICE OF GOLD.  The price of gold has recently been subject to  substantial  movements  over short  periods of time and may be  affected  by unpredictable  international  monetary and political policies,  such as currency devaluations or revaluations,  economic conditions within an individual country, trade imbalances,  or trade or currency  restrictions  between countries,  world inflation  rates and interest  rates.  The price of gold,  in turn, is likely to affect the market  prices of  securities  of companies  mining,  processing,  or dealing in gold and,  accordingly,  the value of the fund's  investments in such securities also may be affected.

POTENTIAL  EFFECT OF  CONCENTRATION  OF SOURCE OF SUPPLY  AND  CONTROL OF SALES.
Currently, there are only four major sources of primary gold production, and the market share of each source  cannot be readily  ascertained.  One of the largest national producers of gold bullion and platinum is the Republic of South Africa.
Changes in political and economic  conditions  affecting South Africa may have a direct impact on its sales of gold. Under South African law, the only authorized sales  agent for gold  produced  in South  Africa is the  Reserve  Bank of South
Africa which, through its retention policies, controls the time and place of any sale of South African  bullion.  The South African  Ministry of Mines determines gold mining  policy.  South Africa depends  predominantly  on gold sales for the foreign  exchange  necessary  to finance its  imports,  and its sales  policy is necessarily  subject  to  national  and  international  economic  and  political developments.

UNPREDICTABLE MONETARY POLICIES,  ECONOMIC AND POLITICAL CONDITIONS.  The fund's assets  might be less  liquid or the change in the value of its assets  might be more volatile (and less related to general price movements in the U.S.  markets)
than  would be the case  with  investments  in the  securities  of  larger  U.S.
companies,  particularly because the price of gold and other precious metals may be affected by unpredictable  international  monetary  policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or  speculation.  In addition,  the use of gold or Special Drawing Rights (which are also used by members of the  International  Monetary Fund for  international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand,  and therefore the price, of gold to a variety of economic  factors which normally would not affect other types of commodities.

NEW AND DEVELOPING MARKETS FOR PRIVATE GOLD OWNERSHIP. Between 1933 and December
31,  1974,  a market  did not exist in the United  States in which gold  bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold,  markets  have  developed  in the  United  States.  Any large purchases  or sales of gold  bullion  could  have an effect on the price of gold bullion.  Recently, several central banks have been sellers of gold bullion from their  reserves.  Sales by central  banks and/or rumors of such sales have had a negative effect on gold prices.

EXPERTISE OF THE INVESTMENT  MANAGER.  The  successful  management of the fund's portfolio may be more  dependent  upon the skills and expertise of its portfolio managers  than is the case for most mutual funds because of the need to evaluate the factors identified above.

UTILITIES

Because the Utilities Fund  concentrates  its assets in the utilities  industry, its performance  depends in part on how favorably investors perceive this sector of the market relative to other sectors (such as  transportation or technology).
Of course, investor perceptions of the utilities industry are driven not only by comparisons  with other  market  sectors  but by trends  and  events  within the utilities industry.  The following is a brief outline of risk factors associated with investment in the utilities industry.

REGULATORY RISKS.  Regulators (primarily at the state level) monitor and control public  utility  company  revenues and costs.  Regulators  can limit profits and dividends  paid to investors;  they also may restrict a company's  access to new markets.  Some analysts observe that state  regulators have become  increasingly active in developing and promoting energy policy through the regulatory process.

NATURAL RESOURCE RISKS. Swift and unpredictable  changes in the price and supply of natural resources can hamper utility company profitability. These changes may be caused by political  events,  energy  conservation  programs,  the success of
exploration   projects,   or  tax  and  other  regulatory  policies  of  various
governments.

ENVIRONMENTAL  RISKS. There are considerable costs associated with environmental
compliance,   nuclear  waste  cleanup  and  safety   regulation.   For  example,
coal-burning  utilities  are under  pressure to curtail  sulfur  emissions,  and utilities  in  general  increasingly  are  called  upon  by  regulators  to bear environmental costs, which may not be easily recovered through rate increases or business growth.

Changing  weather  patterns and natural  disasters  affect  consumer  demand for utility services (e.g., electricity, heat and air conditioning), which, in turn, affects utility revenues.

TECHNOLOGY  AND  COMPETITIVE   RISKS.  The  introduction  and  phase-in  of  new
technologies can affect a utility company's  competitive  strength.  The race by long-distance  telephone  providers to incorporate fiber optic technology is one example of competitive risk within the utilities industry.

The increasing role of independent power producers (IPPs) in the natural gas and electric  utility  segments  of the  utilities  industry  is another  example of
competitive  risk.   Typically,   IPPs  wholesale  power  to  established  local
providers,  but there is a trend  toward  letting  them sell power  directly  to industrial  consumers.  Co-generation  facilities,  such as  those  of  landfill operators that produce  methane gas as a byproduct of their core business,  pose another  competitive  challenge  to gas and electric  utilities.  In addition to offering a less  expensive  source of power,  these  companies  may receive more favorable  regulatory treatment than utilities seeking to expand facilities that consume nonrenewable energy sources.

INTEREST RATE RISKS.  Utility  companies  usually finance  capital  expenditures
(e.g.,  new plant  construction)  by issuing  long-term debt.  Rising  long-term interest rates increase interest expenses and reduce company earnings.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets.  It also details the risks  associated with each,  because each  investment  vehicle and technique  contributes  to a fund's overall risk profile.

Convertible Securities

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar  issuers,  but lower than the yield on  nonconvertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a nonconvertible security does not. At any given time, investment value generally  depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

Debt Securities

Each of the funds may  invest in debt  securities  when the  portfolio  managers believe such  securities  represent an attractive  investment  for the fund. The funds may invest in debt securities for income, or as a defensive  strategy when the managers believe adverse economic or market conditions exist.

The value of debt  securities in which the funds may invest will fluctuate based upon  changes in  interest  rates and the credit  quality  of the  issuer.  Debt securities will be limited to  investment-grade  obligations.  Investment  grade means that at the time of purchase,  such  obligations are rated within the four highest categories by a nationally  recognized  statistical rating  organization
(for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard
&  Poor's  Corporation),  or, if not  rated,  are of  equivalent  investment quality as determined by the funds' advisor.  According to Moody's,  bonds rated
Baa are medium-grade and possess some speculative characteristics.  A BBB rating by S&P  indicates  S&P's belief that a security  exhibits a satisfactory degree of safety and capacity for repayment,  but is more  vulnerable to adverse economic conditions and changing circumstances.

In addition,  the value of a fund's investments in fixed-income  securities will change as  prevailing  interest  rates  change.  In general,  the prices of such securities  vary inversely  with interest  rates.  As prevailing  interest rates fall,  the  prices of bonds and other  securities  that  trade on a yield  basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending  upon  the  particular  amount  and  type of  fixed-income  securities holdings of a fund,  these changes may impact the net asset value of that fund's shares.

Depositary Receipts

American  Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) are
receipts  representing  ownership  of shares of a  foreign-based  issuer held in trust by a bank or similar  financial  institution.  These are designed for U.S.
and  European  securities  markets  as  alternatives  to  purchasing  underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored  ADRs  and  EDRs  are  certificates  in  which  a  bank  or  financial institution participates with a custodian.  Issuers of unsponsored ADRs and EDRs are not contractually  obligated to disclose material  information in the United
States.  Therefore,  there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer.  They are issued by U.S. banks and traded on exchanges or over the counter in the United States.  Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign  issuer has allocated for trading in the United States.  ADRs,  ordinary shares and New York shares all may be purchased with and sold for U.S.  dollars, which protect the fund from the foreign  settlement  risks  described  under the section titled FOREIGN SECURITIES, page x.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in securities  that are commonly  referred to as  derivative  securities.
Generally, a derivative security is a financial arrangement,  the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain  derivative  securities  may be described as structured  investments.  A structured  investment is a security  whose value or performance is linked to an underlying  index  or other  security  or asset  class.  Structured  investments
include    asset-backed    securities   (ABS),    commercial   and   residential
mortgage-backed   securities  (MBS  and  CMBS),  and   collateralized   mortgage
obligations (CMO), which are described more fully below.  Structured investments also  include  securities  backed  by  other  types  of  collateral.  Structured investments  involve the  transfer of  specified  financial  assets to a special purpose  entity,  generally a corporation or trust,  or the deposit of financial assets with a custodian;  and the issuance of securities or depositary  receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the  counter.  Structured  investments  may be  organized  and  operated to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying
instruments.   Because  structured   securities   typically  involve  no  credit
enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying  instruments.  Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of  the  security  are  outside  acceptable  limits  set  forth  in  the  fund's prospectus.  The funds' Board of Directors  has  reviewed the  advisor's  policy regarding  investments in derivative  securities.  That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and provides that a fund may not invest in a derivative  security if it would be possible  for a  fund  to  lose  more  money  than  the  notional  value  of the investment.  The policy also  establishes a committee  that must review  certain proposed purchases before the purchases can be made.

Equity Equivalents

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock, convertible preferred stock and convertible securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page X, are an example of the type of derivative  security in which a fund might invest.

Foreign Securities

Each fund may  invest  its  assets  in the  securities  of  issuers  located  in
developed  foreign  countries,   including  foreign   governments,   when  these
securities  meet its standards of selection.  In determining  where a company is located,  the portfolio managers will consider various factors,  including where the company is  headquartered,  where the  company's  principal  operations  are located,  where the company's revenues are derived,  where the principal trading market is located and the  country in which the  company was legally  organized.
The  weight  given  to  each  of  these  factors  will  vary  depending  on  the circumstances in a given case. The funds consider developed countries to include
Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany,
Greece,  Hong Kong,  Ireland,  Italy, Japan,  Luxembourg,  the Netherlands,  New
Zealand, Norway, Portugal,  Singapore,  Spain, Sweden,  Switzerland,  the United
Kingdom and the United  States.  Securities of foreign  issuers may trade in the
U.S. or foreign securities markets.

A description  of the  International  Core Equity fund's  investment  strategies regarding  foreign  securities is contained in its  prospectus.  Investments  in foreign securities  generally involve greater risks than investing in securities of domestic companies, including:

CURRENCY  RISK.  The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign currency in which the security is denominated,  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to  significantly  different  forces.  Political or social  instability, expropriation,  nationalization,  confiscatory  taxation, and limitations on the removal  of funds or other  assets,  also  could  adversely  affect the value of investments.  Further,  the funds may find it  difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK.  Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries,  which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds may invest will have  substantially less trading volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK.  Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK.  Evidence of  securities  ownership  may be  uncertain  in many foreign  countries.  As a result,  there is a risk that a fund's  trade  details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

EMERGING MARKETS RISK. Global Gold,  International Core Equity and Utilities may
invest a minority  portion of their holdings in securities of issuers located in emerging market  (developing)  countries.  The funds consider  "emerging  market countries" to include all countries that are not considered by the advisor to be developed countries, which are listed on page X.

Investing  in  securities  of  issuers in  emerging  market  countries  involves exposure to significantly higher risk than investing in countries with developed markets.  Emerging market countries may have economic  structures that generally are less diverse and mature,  and  political  systems that can be expected to be less stable than those of  developed  countries.  Securities  prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater  uncertainties of investing in lesser  developed  markets and economies.  In particular,  emerging  market  countries may have  relatively unstable governments, and may present the risk of nationalization of businesses, expropriation,  confiscatory  taxation  or in certain  instances,  reversion  to closed-market,  centrally planned  economies.  Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based  predominantly on only a few industries or may be dependent on revenues from particular commodities or on international  aid or  developmental  assistance,  may be highly  vulnerable  to changes in local or global  trade  conditions,  and may suffer from  extreme and volatile debt burdens or inflation  rates.  In addition,  securities  markets in emerging market  countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity  and in  volatility  in the price of securities traded on those markets.  Also,  securities markets in emerging market countries typically offer less regulatory protection for investors.

Forward Currency Exchange Contracts

Each fund may purchase and sell  foreign  currency on a spot (i.e.,  cash) basis and may engage in forward  currency  contracts,  currency  options  and  futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page x.

The funds expect to use forward currency contracts under two circumstances:

(1)  When  the  portfolio   managers  are   purchasing  or  selling  a  security
     denominated in a foreign currency and wish to lock in the U.S. dollar price of that  security,  the  portfolio  managers  would be able to enter into a forward currency contract to do so; or

(2)  When the  portfolio  managers  believe  that the  currency of a  particular foreign country may suffer a substantial decline against the U.S. dollar, a fund  would be able to  enter  into a  forward  currency  contract  to sell foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated  in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security  transaction,  the fund will be able to protect  itself  against a possible loss between trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the  second  circumstance,  when  the  portfolio  managers  believe  that the currency of a particular  country may suffer a substantial  decline  relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to,  such  foreign  currency.  A fund  will  cover  outstanding  forward contracts by maintaining  liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being  hedged.  To the  extent  that a fund is not  able to  cover  its  forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign  currencies will change as a consequence of market movements in the values of those  securities  between the date the forward  currency  contract is entered  into and the date it matures.  Predicting  short-term  currency  market movements is extremely  difficult,  and the  successful  execution of short-term hedging strategy is highly  uncertain.  The portfolio  managers do not intend to enter into such contracts on a regular  basis.  Normally,  consideration  of the
prospect  for  currency   parities  will  be  incorporated  into  the  long-term
investment  decisions made with respect to overall  diversification  strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency  contracts when they determine that a fund's best interests may be served.

When the  forward  currency  contract  matures,  the fund  may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate the  obligation  to deliver the foreign  currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Futures and Options

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position); or

o    protect  against the risk of an increase in market value for  securities in which  the  fund  generally  invests  at  a  time  when  the  fund  is  not fully-invested (taking a long futures position); or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified  date.  The  portfolio  managers  may  engage in futures  and  options transactions  based on securities  indices,  provided that the  transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income  funds, or the S&P 500 Index for equity  funds.  The managers also may engage in futures and options  transactions  based on specific  securities.  Futures contracts are traded  on  national  futures  exchanges.  Futures  exchanges  and  trading  are regulated  under the  Commodity  Exchange Act by the Commodity  Futures  Trading
Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.

At any time prior to expiration  of the future,  the fund may elect to close the position by taking an opposite  position.  A final  determination  of  variation margin is then made;  additional  cash is  required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments  underlying  futures  contracts it holds.  The portfolio managers  will seek to minimize  these risks by limiting  the futures  contracts entered  into on  behalf  of the  funds  to those  traded  on  national  futures exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin  payments it has deposited  with a margin broker if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Investment in Issuers with Limited Operating Histories

The funds may  invest a portion  of their  assets in the  equity  securities  of issuers with limited  operating  histories.  The managers  consider an issuer to have a limited  operating history if that issuer has a record of less than three years of continuous  operation.  The managers  will consider  periods of capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created  for the  purpose of pooling  mortgage  obligations  or other  financial assets would not be subject to the limitation.

Other Investment Companies

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o  3% of the total voting stock of any one investment company;

o  5% of the fund's total assets with respect to any one investment company; and

o  10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange  traded funds  (ETFs),  such as Standard  &
Poor's  Depositary  Receipts (SPDRs) and the Lehman Aggregate Bond ETF, with the same percentage  limitations as investments in registered  investment companies.
ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like  common  stock and  usually  represents  a fixed  portfolio  of  securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting  purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF  could  result  in it being  more  volatile.  Additionally,  ETFs have management fees, which increase their cost.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objective, policies and limitations; or

o    by engaging in repurchase agreements with respect to portfolio securities.

Repurchase Agreements

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

Restricted and Illiquid Securities

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has  taken  the  position  that  the  liquidity  of such  securities  in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of  Directors  to  determine.  Such  determination  is to be based  upon a consideration  of the readily  available  trading  markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for  determining the liquidity  of Rule  144A  securities.  As  allowed  by Rule  144A,  the Board of
Directors has delegated the day-to-day  function of determining the liquidity of
Rule  144A  securities  to  the  portfolio  managers.   The  board  retains  the
responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional  investors,  the  liquidity  of  such  securities  may be  limited accordingly  and a fund  may,  from  time to  time,  hold a Rule  144A or  other security  that is  illiquid.  In such an  event,  the  portfolio  managers  will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short Sales

A security is sold short when a fund sells a security it does not own. To sell a security  short, a fund must borrow the security from someone else to deliver it to the buyer.  That fund then replaces the borrowed security by purchasing it at the market  price at or before the time of  replacement.  Until it replaces  the security,  the fund repays the person that lent it the security for any interest or dividends  that may have been paid or accrued  during the period of the loan.
Each fund,  other than  Long-Short  Equity,  may engage in short  sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities  equivalent in kind and amount to the securities being sold short.

The use of short sales is a primary  investment  strategy of Long-Short  Equity.
The fund is required to maintain a segregated  account of cash, cash equivalents or other appropriate  liquid securities with its custodian in at least an amount equal to the current  market value of the  securities  sold short until the fund replaces a borrowed security.

In short sale  transactions,  a fund's  gain is limited to the price at which it sold the security  short;  its loss is limited only by the maximum price it must pay to acquire the security  less the price at which the  security was sold.  In theory, losses from short sales may be unlimited.  Until a security that is sold short is  acquired  by a fund,  that fund must pay the  lender any  interest  or dividends that may have been paid or accrued during the loan period. In order to borrow the security,  a fund may be required to pay  compensation  to the lender for  securities  that are  difficult  to borrow due to demand or other  factors.
Short  sales also  cause a fund to incur  brokerage  fees and other  transaction costs.  Therefore,  the amount of any gain a fund may receive  from a short sale transaction  is decreased and the amount of any loss  increased by the amount of compensation to the lender,  accrued interest or dividends and transaction costs a fund may be required to pay.

There is no guarantee  that a fund will be able to close out a short position at any  particular  time or at a particular  price.  During the time that a fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the fund is unable to borrow the same security from another  lender.  If that occurs,  the fund may be "bought in" at the price required to purchase the security needed to close out the short position,  which may be a disadvantageous price.

Short-Term Securities

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures or other debt instruments;

o    Repurchase agreements; and

o    Money market funds.

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies (including money market funds) currently is limited to:

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of a fund's total assets in the aggregate.

These  investments may include  investments in money market funds managed by the advisor.

U.S. Government Securities

Each fund may invest in U.S. government  securities,  including bills, notes and bonds  issued  by the U.S.  Treasury  and  securities  issued or  guaranteed  by agencies  or  instrumentalities  of the U.S.  government.  Some U.S.  government securities  are  supported  by the  direct  full  faith  and  credit of the U.S.
government;  others are  supported by the right of the issuer to borrow from the
U.S.  Treasury;  others,  such as  securities  issued  by the  Federal  National
Mortgage Association,  are supported by the discretionary  authority of the U.S.
government to purchase the agencies' obligations;  and others are supported only by the  credit  of the  issuing  or  guaranteeing  instrumentality.  There is no assurance  that  the  U.S.  government  will  provide  financial  support  to an instrumentality it sponsors when it is not obligated by law to do so.

When-Issued and Forward Commitment Agreements

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls  (buy/sell  back  transactions),  cash and carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will  establish  and maintain  until the  settlement  date a segregated  account consisting of cash, cash equivalents or other  appropriate  liquid securities in an amount  sufficient to meet the purchase  price.  To the extent a fund remains fully  invested  or almost  fully  invested  at the same  time it has  purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued  securities.
When the time comes to pay for the  when-issued  securities,  the fund will meet its  obligations  with  available  cash,  through  the sale of  securities,  or, although  it would not  normally  expect to do so, by  selling  the  when-issued securities  themselves  (which may have a market value  greater or less than the fund's payment  obligation).  Selling  securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation  resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT             POLICY
--------------------------------------------------------------------------------
Senior Securities   A fund may not issue senior securities,  except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing           A fund  may  not  borrow  money,  except  for  temporary  or emergency  purposes (not for leveraging or investment) in an amount not  exceeding  33(1)/3% of the fund's total  assets.
                    For purposes of this  policy,  short  positions  held by the funds will not be considered borrowings.
--------------------------------------------------------------------------------
Lending             A fund may not lend any  security or make any other loan if, as a result,  more than  33(1)/3% of the fund's total assets would be lent to  other  parties,  except  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment  objective,  policies and  limitations or (ii) by engaging in repurchase  agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate         A fund may not purchase or sell real estate unless  acquired as a result of ownership of securities or other instruments.
                    This  policy  shall not  prevent a fund  from  investing  in securities  or other  instruments  backed by real  estate or securities  of  companies  that  deal in real  estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration       Disciplined  Growth,  Equity  Growth,  Income &  Growth,
                    International  Core  Equity,  Long-Short  Equity,  NT Equity
                    Growth,   NT  Small   Company  and  Small  Company  may  not
                    concentrate  their investments in securities of issuers in a
                    particular   industry  (other  than  securities   issued  or
                    guaranteed by the U.S.  government or any of its agencies or instrumentalities).  The other  funds may not  deviate  from their policies of concentrating investments in securities of
                    issuers  as   follows:   engaged  in  mining,   fabricating,
                    processing or dealing in gold or other precious metals, such as silver,  platinum and  palladium  [Global Gold only];  or engaged in the utilities industry [Utilities only].
--------------------------------------------------------------------------------
Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities         For all funds except Global Gold: A fund may not purchase or sell  physical  commodities  unless  acquired as a result of ownership of securities or other  instruments  provided this limitation  shall not prohibit the fund from  purchasing  or selling  options  and  futures  contracts  or  investing  in
                    securities   or  other   instruments   backed  by   physical
                    commodities.

                    For  Global  Gold  only:  The  fund  may not  purchase  gold bullion,  gold coins, or gold represented by certificates of
                    ownership   interest  or  gold   futures   contracts   whose
                    underlying  commodity value would cause the fund's aggregate investment in such  commodities  to exceed 10% of the fund's net assets.
--------------------------------------------------------------------------------
Control             A fund may not invest for  purposes  of  exercising  control over management.
--------------------------------------------------------------------------------

For purposes of the investment  policies relating to lending and borrowing,  the funds have  received an  exemptive  order from the SEC  regarding  an  interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money from or lend money to other  American  Century-advised  funds that  permit such  transactions.  All such  transactions  will be  subject  to the limits for borrowing  and lending set forth above.  The funds will borrow money through the program  only when the costs are equal to or lower than the costs of  short-term bank loans.  Interfund loans and borrowings normally extend only overnight,  but can have a maximum  duration  of seven  days.  The funds will lend  through  the program  only when the  returns  are  higher  than  those  available  from other short-term  instruments (such as repurchase  agreements).  The funds may have to borrow from a bank at a higher  interest rate if an interfund  loan is called or not  renewed.  Any delay in  repayment  to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment  policy  relating to  concentration,  Disciplined
Growth, Equity Growth, Income and Growth,  International Core Equity, Long-Short
Equity,  NT Equity Growth, NT Small Company and Small Company shall not purchase any  securities  that would  cause 25% or more of the value of the fund's  total assets at the time of purchase to be invested in the  securities  of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations;

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided  according to their services,  for example,  gas, gas transmission,  electric and gas,  electric,  and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered  separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT             POLICY
--------------------------------------------------------------------------------
Leveraging          A fund may not purchase additional  investment securities at any time during which  outstanding  borrowings  exceed 5% of the total  assets of the fund.  For purposes of this policy, short  positions  held by the funds  will not be  considered borrowings.
--------------------------------------------------------------------------------
Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its
                    net  assets  would  be  invested  in  illiquid   securities.
                    Illiquid   securities  include  repurchase   agreements  not
                    entitling  the holder to payment of  principal  and interest within  seven  days,  and  securities  that are  illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         Except for the  Long-Short  Equity Fund, a fund may not sell securities short,  unless it owns or has the right to obtain securities  equivalent in kind and amount to the  securities sold  short,  and  provided  that  transactions  in  futures contracts and options are not deemed to  constitute  selling securities short.
--------------------------------------------------------------------------------
Margin              A fund may not  purchase  securities  on  margin,  except to obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.
--------------------------------------------------------------------------------

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio  turnover rate of each fund is listed in the Financial  Highlights tables in that fund's  prospectus.  As new funds,  International Core Equity, NT
Equity Growth and NT Small Company do not have Financial Highlights.

The portfolio  managers  consider the length of time a security has been held in determining  whether to sell it. Under normal market  conditions,  the portfolio managers do not expect turnover rates to exceed 100% for Income & Growth and
Utilities;  150% for  Disciplined  Growth,  Equity Growth,  NT Equity Growth and
Global  Gold;  175% for Small  Company  and NT Small  Company;  and 200% for the
Long-Short Equity Fund.

While the  managers  do take  portfolio  turnover  rate into  account  in making investment  decisions,  the portfolio  turnover  rates in the past should not be considered as  representative  of the rates that will be attained in the future, as the rate for any individual fund may vary within the indicated ranges.

In addition to portfolio  turnover,  the portfolio managers consider a number of other  factors  in the  course of making a  determination  of  whether to sell a particular security.  The managers may sell a portfolio security if they believe that the security is not  fulfilling its purpose,  because,  among other things, there is another security with more attractive risk characteristics,  because it has reached its optimum potential, because of a change in the circumstances of a particular  company or industry or general  economic  conditions,  or because of some combination of such reasons.

High turnover  would generate  correspondingly  greater  brokerage  commissions, which is a cost the funds pay directly.  Portfolio  turnover also may affect the character  of capital  gains  realized  and  distributed  by the funds,  if any, because short-term capital gains are taxable as ordinary income.

Variations in a fund's portfolio turnover rate from year to year may be due to a fluctuating  volume of  shareholder  purchase and redemption  activity,  varying market conditions, and/or changes in the managers' investment outlook.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Effective  March 2004,  mandatory  retirement  age for independent  directors  is 73.  However,  the  mandatory  retirement  age may be extended for a period not to exceed two years with the approval of the remaining independent  directors.  Those listed as interested  directors are  "interested"
primarily  by  virtue  of their  engagement  as  officers  of  American  Century
Companies,  Inc.  (ACC) or its wholly owned,  direct or indirect,  subsidiaries, including the funds' investment advisor, American Century Investment Management,
Inc. (ACIM or the advisor); the funds' principal  underwriter,  American Century
Investment  Services,  Inc.  (ACIS);  and the funds'  transfer  agent,  American
Century Services, LLC (ACS).

The  other  directors  (more  than   three-fourths  of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for eight  registered  investment  companies in the American  Century  family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 14 investment  companies  advised by ACIM or American  Century  Global
Investment  Management,  Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise  noted.  Only  officers with policy  making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds.  The listed  officers  are  interested  persons  of the  funds and are  appointed  or re-appointed on an annual basis.

Interested Directors
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: Director, President

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Chief  Executive  Officer,  ACC
     (September 2000 to present);  President,  ACC (June 1997 to present).  Also serves  as:  Chief  Executive  Officer,  ACIM,  ACGIM,  ACIS and  other ACC subsidiaries;  President, ACIM, ACGIM and other ACC subsidiaries; Executive
     Vice President,  ACS;  Director,  ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 40

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Independent Directors
--------------------------------------------------------------------------------

JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 2005

PRINCIPAL  OCCUPATION(S)  DURING  PAST  5  YEARS:  Member  and  Manager,   REGIS
     MANAGEMENT COMPANY,  LLC (April 2004 to present);  Partner and Founder, BAY
     PARTNERS (Venture capital firm, 1976 to present); Partner and Founder, WARE
     & FREIDENRICH (1968 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 40

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS: Director, Chairman of the Board

FIRST YEAR OF SERVICE: 1995

PRINCIPAL OCCUPATION(S)  DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
     and  Business,  STANFORD LAW SCHOOL  (1979 to present);  Marc and Eva Stern
     Professor of Law and Business,  COLUMBIA  UNIVERSITY SCHOOL OF LAW (1992 to
     present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 40

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 2001

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Co-Chief  Executive  Officer and
     Chief Investment Officer, OFFIT HALL CAPITAL MANAGEMENT, LLC (April 2002 to
     present);  President and Managing Director,  LAUREL MANAGEMENT COMPANY, LLC
     (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 40

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1980

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5  YEARS:  Chairman,  OAK  HILL  PLATINUM
     PARTNERS,  and a Partner,  OAK HILL CAPITAL  MANAGEMENT  (1999 to present);
     Frank E. Buck Professor of  Finance-Emeritus,  STANFORD  GRADUATE SCHOOL OF
     BUSINESS (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 40

OTHER DIRECTORSHIPS  HELD  BY  DIRECTOR:  Director,  DIMENSIONAL  FUND  ADVISORS
     (investment  advisor,  1982  to  present);   Director,  CHICAGO  MERCANTILE
     EXCHANGE (2000 to present)
--------------------------------------------------------------------------------

JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 2002

PRINCIPAL OCCUPATION(S)  DURING PAST 5 YEARS:  Professor of Economics,  STANFORD
     UNIVERSITY (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 40

OTHER DIRECTORSHIPS HELD BY DIRECTOR:  Director, CADENCE DESIGN SYSTEMS (1992 to
     present);  Director,  WATSON WYATT WORLDWIDE  (2002 to present);  Director,
     PALMSOURCE INC. (2002 to present)

--------------------------------------------------------------------------------

JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1984

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Retired,  Director  and Partner,
     WINDY HILL PRODUCTIONS, LP (educational software)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 40

OTHER DIRECTORSHIPS HELD BY DIRECTOR:  Director, QUINTUS CORPORATION (automation solutions, 1995 to present)

--------------------------------------------------------------------------------

Officers
--------------------------------------------------------------------------------

JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Executive Vice President

FIRST YEAR OF SERVICE: 2005

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief  Administrative  Officer, ACC
     (February 2006 to present); Executive Vice President, ACC (November 2005 to present).  Also serves as: President,  ACS; Chief Executive Officer,  Chief
     Financial Officer and Chief Accounting Officer,  ACIM, ACGIM, ACS, ACIS and
     other ACC subsidiaries;  Managing  Director,  MORGAN STANLEY (March 2000 to
     November 2005)
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer and Senior Vice President

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS: Chief Compliance  Officer,  ACIM,
     ACGIM and ACS (August 2006 to present);  Assistant Treasurer,  ACC (January
     1995 to present).  Also serves as: Senior Vice  President,  ACS;  Assistant
     Treasurer, ACIM, ACGIM, ACS , ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUNDS: Senior Vice President and General Counsel

FIRST YEAR OF SERVICE: 1998

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (February 2001
     to present);  General Counsel, ACC (June 1998 to present).  Also serves as:
     Senior Vice  President and General  Counsel,  ACIM,  ACGIM,  ACS , ACIS and
     other ACC subsidiaries
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH  FUNDS:  Vice  President,  Treasurer  and Chief  Financial
     Officer

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
     to present)
--------------------------------------------------------------------------------

C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1964

POSITION(S) HELD WITH FUNDS: Controller

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
     to present)
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S)  DURING PAST 5 YEARS: Vice President,  ACC (October 2001
     to present);  Vice  President,  Corporate Tax, ACS (April 1998 to present).
     Also  serves  as:  Vice  President,   ACIM,   ACGIM,  ACIS  and  other  ACC
     subsidiaries
------------------------------------------------------------------------------------------

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not  manage the  funds,  it has hired the  advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the funds' advisor.

The board has the  authority  to manage the  business  of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently,  the directors may adopt bylaws providing for the regulation  and  management of the affairs of the funds and may amend and repeal them to the  extent  that such  bylaws do not  reserve  that right to the funds'
investors.  They may fill vacancies in or reduce the number of board members and may elect and remove such officers and appoint and terminate such agents as they consider  appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting  of two or more  directors who may exercise the powers and  authority of the board to the extent that the directors determine.  They may, in  general,  delegate  such  authority  as they  consider desirable to any officer of the funds,  to any committee of the board and to any agent  or  employee  of the  funds or to any  custodian,  transfer  or  investor servicing agent, or principal  underwriter.  Any  determination as to what is in the  interests  of the  funds  made by the  directors  in good  faith  shall  be conclusive.

Committees

The board has four  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

--------------------------------------------------------------------------------

COMMITTEE: Audit and Compliance

MEMBERS: Jeanne D. Wholers, Ronald J. Gilson

FUNCTION: The Audit and  Compliance  Committee  approves the  engagement  of the funds' independent  registered public accounting firm,  recommends approval
     of  such  engagement  to  the  independent  directors,   and  oversees  the
     activities of the funds' independent registered public accounting firm. The committee  receives reports from the advisor's  Internal Audit  Department, which  is  accountable  to  the  committee.  The  committee  also  receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

COMMITTEE: Corporate Governance

MEMBERS: Ronald J. Gilson, John Freidenrich, John B. Shoven

FUNCTION: The  Corporate  Governance  Committee  reviews  board  procedures  and committee  structures.  It also  considers and recommends  individuals  for nomination as directors.  The names of potential director candidates may be drawn from a number of sources,  including  recommendations from members of the  board,  management  (in the case of  interested  directors  only)  and shareholders. Shareholders may submit director nominations to the Corporate
     Secretary,  American Century Funds, P.O. Box 410141, Kansas City, MO 64141.
     All such nominations will be forwarded to the committee for  consideration.
     The committee also may recommend the creation of new  committees,  evaluate the  membership  structure  of new and  existing  committees,  consider the frequency  and  duration  of board and  committee  meetings  and  otherwise
     evaluate  the  responsibilities,   processes,  resources,  performance  and
     compensation of the board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

COMMITTEE: Portfolio

MEMBERS: Myron S. Scholes,  John Freidenrich,  Kathryn A. Hall, William M. Lyons
     (ex officio)

FUNCTION: The Portfolio  Committee reviews  quarterly the investment  activities and strategies used to manage fund assets. The committee regularly receives reports from  portfolio  managers,  credit  analysts  and other  investment personnel concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

COMMITTEE: Quality of Service

MEMBERS: John B. Shoven, Ronald J. Gilson, William M. Lyons (ex officio)

FUNCTION:  The  Quality of Service  Committee  reviews  the level and quality of transfer agent and administrative  services provided to the funds and their shareholders.  It receives and reviews reports  comparing those services to those of fund competitors and seeks to improve such services where feasible and appropriate.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

Compensation of Directors

The  directors  serve as  directors  or  trustees  for  eight  American  Century investment  companies.  Each director who is not an interested person as defined in the Investment  Company Act receives  compensation for service as a member of the board of all such companies  based on a schedule that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held. These fees and expenses are divided among these  investment  companies based,  in  part,  upon  their  relative  net  assets.  Under  the  terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the investment  companies  served by the board to each director who is not an interested  person as defined in the  Investment  Company
Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2005

                         TOTAL COMPENSATION   TOTAL COMPENSATION FROM THE
NAME OF DIRECTOR         FROM THE FUNDS(1)    AMERICAN CENTURY FAMILY OF FUNDS(2)
-------------------------------------------------------------------------------
Antonio Canova(3)              $3,511                $55,500
-------------------------------------------------------------------------------
Albert A. Eisenstat(4)        $13,396                $28,500
-------------------------------------------------------------------------------
John Freidenrich(5)           $16,845                $83,750
-------------------------------------------------------------------------------
Ronald J. Gilson              $30,743               $139,875
-------------------------------------------------------------------------------
Kathryn A. Hall               $15,265                $79,500
-------------------------------------------------------------------------------
Myron S. Scholes              $17,844                $86,500
-------------------------------------------------------------------------------
Kenneth E. Scott(6)           $18,874                $70,833
-------------------------------------------------------------------------------
John B. Shoven                $18,676                $88,750
-------------------------------------------------------------------------------
Jeanne D. Wohlers             $17,103                $84,500
-------------------------------------------------------------------------------

(1)  INCLUDES  COMPENSATION  PAID TO THE  DIRECTORS  FOR THE  FISCAL  YEAR ENDED
     DECEMBER 31, 2005,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF
     THE  DIRECTORS  UNDER  THE  AMERICAN  CENTURY  MUTUAL  FUNDS'   INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION  PAID  BY  THE  EIGHT  INVESTMENT  COMPANIES  OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     CANOVA,  $55,500; MR. EISENSTAT,  $28,500; MR. GILSON,  $139,875; MS. HALL,
     $79,500; MR. SCHOLES,  $86,500; MR. SCOTT, $70,833; MR. SHOVEN, $88,750 AND
     MR. WOHLERS, $59,150.

(3)  MR. CANOVA JOINED THE BOARD ON MARCH 1, 2005 AND RESIGNED ON MAY 14, 2006.

(4)  MR. EISENSTAT RETIRED FROM THE BOARD ON MAY 26, 2005.

(5)  MR. FREIDENRICH JOINED THE CORPORATION'S ADVISORY BOARD ON AUGUST 26, 2004.
     HE JOINED THE BOARD OF DIRECTORS ON MARCH 1, 2005.

(6)  MR. SCOTT RETIRED FROM THE BOARD ON JANUARY 12, 2006.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2005.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2005, as shown in the table below.  Because  International  Core Equity, NT Equity Growth and NT Small
Company were not in operation as of December 31, 2005,  they are not included in the table below.

                                                 NAME OF DIRECTORS
------------------------------------------------------------------------------
                                        WILLIAM M.      JOHN        RONALD J.
                                          LYONS      FREIDENRICH     GILSON
------------------------------------------------------------------------------
Dollar Range of Equity Securities in
  the Funds:
------------------------------------------------------------------------------
  Disciplined Growth                        A             A           A
------------------------------------------------------------------------------
  Equity Growth                             C             A           E
------------------------------------------------------------------------------
  Global Gold                               A             A           A
------------------------------------------------------------------------------
  Income & Growth                           E             A           A
------------------------------------------------------------------------------
  Long-Short Equity                         A             A           A
------------------------------------------------------------------------------
  Small Company                             E             A           C
------------------------------------------------------------------------------
  Utilities                                 A             A           A
------------------------------------------------------------------------------

Aggregate Dollar Range of Equity            E             A           E
Securities in all Registered
Investment Companies Overseen by Director
in Family of Investment Companies
------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                        NAME OF DIRECTORS
---------------------------------------------------------------------------------------------
                                         KATHRYN A.      MYRON S.     JOHN B.     JEANNE D.
                                           HALL          SCHOLES      SHOVEN      WOHLERS
---------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
---------------------------------------------------------------------------------------------
  Disciplined Growth                         A             A            A            A
---------------------------------------------------------------------------------------------
  Equity Growth                              A             E            A            D
---------------------------------------------------------------------------------------------
  Global Gold                                A             A            A            A
---------------------------------------------------------------------------------------------
  Income & Growth                            E             E            E            A
---------------------------------------------------------------------------------------------
  Long-Short Equity                          A             A            A            A
---------------------------------------------------------------------------------------------
  Small Company                              A             C            A            A
---------------------------------------------------------------------------------------------
  Utilities                                  A             A            A            A
---------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity             E             E            E            E
Securities in all Registered
Investment Companies Overseen by Director
in Family of Investment Companies
---------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment  Company Act. They permit personnel subject to the codes to invest in securities,  including  securities that may be purchased or held by the funds,  provided  that they first obtain  approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  advisor's  proxy  voting  guidelines  to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The proxy voting guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the proxy voting  guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting
   =  Staggered Boards
   =  "Blank Check" Preferred Stock
   =  Elimination of Preemptive Rights
   =  Non-targeted Share Repurchase
   =  Increase in Authorized Common Stock
   =  "Supermajority" Voting Provisions or Super Voting Share Classes
   =  "Fair Price" Amendments
   =  Limiting the Right to Call Special Shareholder Meetings
   =  Poison Pills or Shareholder Rights Plans
   =  Golden Parachutes
   =  Reincorporation
   =  Confidential Voting
   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the proxy voting guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the advisor's proxy voting  guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended  June 30 are  available  on the ABOUT US page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor  (ACIM) has adopted  policies  and  procedures  with  respect to the disclosure of fund portfolio holdings and  characteristics,  which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30
days  after  the  end  of  each  calendar   quarter,   and  will  be  posted  on
americancentury.com  at  approximately  the same  time.  This  disclosure  is in addition  to the  portfolio  disclosure  in annual and  semi-annual  shareholder reports,  and on Form N-Q, which  disclosures  are filed with the Securities and
Exchange Commission within 60 days of each fiscal quarter end and also posted on
americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on  americancentury.com  at approximately the same time.

Certain  portfolio  characteristics  determined to be sensitive and confidential will be made  available for  distribution  monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics  not deemed  confidential  will be available for distribution at
any  time.  The  advisor  may  make   determinations  of  confidentiality  on  a
fund-by-fund basis, and may add or delete  characteristics from those considered confidential at any time.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an appropriate  non-disclosure  agreement with the funds'  distributor in which it  agrees  to treat  the  information  confidentially  until  the  public distribution  date and represents that the information will be used only for the
legitimate   services   provided  to  its  clients  (i.e.,   not  for  trading).
Non-disclosure  agreements  require the approval of an attorney in the advisor's legal department. The advisor's compliance department receives quarterly reports detailing which clients  received  accelerated  disclosure,  what they received, when they received it and the purposes of such disclosure.  Compliance personnel are required to confirm that an  appropriate  non-disclosure  agreement has been obtained from each recipient identified in the reports.

Those  parties who have entered into  non-disclosure  agreements  as of July 31,
2006, are as follows:

o  Aetna, Inc.

o  American Fidelity Assurance Co.

o  AUL/American United Life Insurance Company

o  Ameritas Life Insurance Corporation

o  Annuity Investors Life Insurance Company

o  Asset Services Company L.L.C.

o  Bell Globemedia Publishing

o  Bellwether Consulting, LLC

o  Bidart & Ross

o  Callan Associates, Inc.

o  Cambridge Financial Services, Inc.

o  Cleary Gull Inc.

o  Commerce Bank, N.A.

o  Connecticut General Life Insurance Company

o  CRA RogersCasey, Inc.

o  Defined Contribution Advisors, Inc.

o  EquiTrust Life Insurance Company

o  Evaluation Associates, LLC

o  Evergreen Investments

o  Farm Bureau Life Insurance Company

o  First MetLife Investors Insurance Company

o  Fund Evaluation Group, LLC

o  The Guardian Life Insurance & Annuity Company, Inc.

o  Hewitt Associates LLC

o  ICMA Retirement Corporation

o  ING Life Insurance Company & Annuity Co.

o  Investors Securities Services, Inc.

o  Iron Capital Advisors

o  J.P. Morgan Retirement Plan Services LLC

o  Jefferson National Life Insurance Company

o  Jefferson Pilot Financial

o  Jeffrey Slocum & Associates, Inc.

o  Kansas City Life Insurance Company

o  Kmotion, Inc.

o  Liberty Life Insurance Company

o  The Lincoln National Life Insurance Company

o  Lipper Inc.

o  Manulife Financial

o  Massachusetts Mutual Life Insurance Company

o  Merrill Lynch

o  MetLife Investors Insurance Company

o  MetLife Investors Insurance Company of California

o  Midland National Life Insurance Company

o  Minnesota Life Insurance Company

o  Morgan Stanley DW, Inc.

o  Morningstar Associates LLC

o  Morningstar Investment Services, Inc.

o  National Life Insurance Company

o  Nationwide Financial

o  New England Pension Consultants

o  Northwestern Mutual Life Insurance Co.

o  NT Global Advisors, Inc.

o  NYLIFE Distributors, LLC

o  Principal Life Insurance Company

o  Prudential Financial

o  Rocaton Investment Advisors, LLC

o  S&P Financial Communications

o  Scudder Distributors, Inc.

o  Security Benefit Life Insurance Co.

o  Smith Barney

o  SunTrust Bank

o  Symetra Life Insurance Company

o  Trusco Capital Management

o  Union Bank of California, N.A.

o  The Union Central Life Insurance Company

o  VALIC Financial Advisors

o  VALIC Retirement Services Company

o  Vestek Systems, Inc.

o  Wachovia Bank, N.A.

o  Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure  agreement, it may receive any or all of the  following  data for funds in which its clients have  investments  or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

The types,  frequency  and timing of  disclosure  to such parties  vary. In most situations,  the information provided pursuant to a non-disclosure  agreement is limited to certain  portfolio  characteristics  and/or  top 10  holdings,  which information  is provided on a monthly  basis.  In limited  situations,  and when approved by a member of the legal  department and responsible  chief  investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Directors  exercises  oversight of disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds  receive any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of September x, 2006,  the following  shareholders,  beneficial or of record, owned  more than 5% of the  outstanding  shares of any class of a fund.  Because
International  Core Equity was not in operation  as of September X, 2006,  it is not included in the table below.

                                                    PERCENTAGE OF   PERCENTAGE OF
                                                    OUTSTANDING     OUTSTANDING
FUND/                                               SHARES OWNED    SHARES OWNED
CLASS     SHAREHOLDER                               OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Disciplined Growth
--------------------------------------------------------------------------------
   Investor Class

         Midwestern Roots Assurance Company               X%               X%
         Burlington, Vermont

         American Century                                 X%               X%
         Companies Foundation
         Kansas City, Missouri
--------------------------------------------------------------------------------
   Institutional Class

         American Century Investment                      X%               X%
         Management, Inc.
         Kansas City, Missouri
--------------------------------------------------------------------------------
   R Class

         American Century Investment                      X%               X%
         Management, Inc.
         Kansas City, Missouri
--------------------------------------------------------------------------------
   Advisor Class

         American Century Investment                      X%               X%
         Management, Inc.
         Kansas City, Missouri
--------------------------------------------------------------------------------
Equity Growth

--------------------------------------------------------------------------------
   Investor Class

         Charles Schwab & Co. Inc.                        X%               X%
         San Francisco, California

         Massachusetts Mutual Life Insurance Co.          X%               X%
         Springfield, Massachusetts
--------------------------------------------------------------------------------
   Institutional Class

         JP Morgan Chase Bank Trustee                     X%               X%
         Phelps Dodge Employee Savings Plan
         Kansas City, Missouri

         JPMorgan Chase Bank Trustee                      X%               X%
         Bosch Savings Incentive Plan
         Kansas City, Missouri

         Fidelity FIIOC TR                                X%               X%
         FBO Certain Employee Benefit Plans
         Covington, Kentucky

         Trustees of American Century P/S &               X%               X%
         401k Savings Plan & Trust
         Kansas City, Missouri

         State Street Bank & Trust Custodian              X%               X%
         FBO AFP Habitat
         North Quincy, Massachusetts

         American Century Serv. Corp.                     X%               X%
         My Retirement 2025 Portfolio
         Equity Growth Omnibus
         Kansas City, Missouri
--------------------------------------------------------------------------------
(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                    PERCENTAGE OF   PERCENTAGE OF
                                                    OUTSTANDING     OUTSTANDING
FUND/                                               SHARES OWNED    SHARES OWNED
CLASS     SHAREHOLDER                               OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Equity Growth
--------------------------------------------------------------------------------
   C Class

        Delaware Charter Guarantee & Trust                X%               X%
        FBO Principal FINL GRP Omnibqual
        Des Moines, Iowa
--------------------------------------------------------------------------------
   R Class

        American Century Investment                       X%               X%
        Management, Inc.
        Kansas City, Missouri
--------------------------------------------------------------------------------
   Advisor Class

        Northwestern Mutual Life                          X%               X%
        Milwaukee, Wisconsin

        Charles Schwab & Co. Inc.                         X%               X%
        San Francisco, California

        Saxon & Co.                                       X%               X%
        FBO VI Omnibus Account
        Philadelphia, Pennsylvania

        AMFO & Co.                                        X%               X%
        Kansas City, Missouri
--------------------------------------------------------------------------------
Global Gold
--------------------------------------------------------------------------------
   Investor Class

        Charles Schwab & Co. Inc.                         X%               X%
        San Francisco, California
--------------------------------------------------------------------------------
        National Financial Services Corp.                 X%               X%
        New York, New York
--------------------------------------------------------------------------------
   Advisor Class

        National Financial Services Corp.                 X%               X%
        New York, New York

        Delaware Charter Guarantee & Trust                X%               X%
        Des Moines, Iowa

        National Inv Svcs Corp.                           X%               X%
        New York, New York

        MG Trust Company Cust                             X%               X%
        FBO Radiology Consultants
        LTD Money Purchase Pension Plan
        Denver, Colorado
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
   Investor Class

        Charles Schwab & Co. Inc.                         X%               X%
        San Francisco, California
--------------------------------------------------------------------------------
   Institutional Class

        UBATCO & Co.                                      X%               X%
        FBO College Savings Plan of Nebraska
        Lincoln, Nebraska

        JPMorgan Chase Bank Trustee                       X%               X%
        Phelps Dodge Employee Savings Plan
        Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                    PERCENTAGE OF   PERCENTAGE OF
                                                    OUTSTANDING     OUTSTANDING
FUND/                                               SHARES OWNED    SHARES OWNED
CLASS     SHAREHOLDER                               OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
   Institutional Class

        JPMorgan Chase Bank Trustee                       X%               X%
        Allergan, Inc. Savings and
        Investment Plan
        Kansas City, Missouri

        JPMorgan Chase Bank Trustee                       X%               X%
        Black & Veatch Employee Savings Plan
        Kansas City, Missouri

        JPMorgan Chase Bank Trustee                       X%               X%
        Andrew P/S Trust
        Kansas City, Missouri

        Wells Fargo Bank NA                               X%               X%
        FBO Nuclear Management Co 401K
        Minneapolis, Minnesota

        Wells Fargo Bank NA                               X%               X%
        FBO BAE 401(K)
        AM CENT Income & GR
        Minneapolis, Minnesota
--------------------------------------------------------------------------------
   C Class

        Pershing LLC                                      X%               X%
        Jersey City, New Jersey
--------------------------------------------------------------------------------
   R Class

        MLPF&S                                            X%               X%
        For the Sole Benefit of its customers
        Jacksonville, Florida

        MG Trust Company                                  X%               X%
        Cust FBO Ronny S Market Inc.
        Denver, Colorado

        MG Trust                                          X%               X%
        Life Care Home Svcs
        of NW PA Retirement
        Denver, Colorado
--------------------------------------------------------------------------------
   Advisor Class

        Nationwide Insurance Company QPVA                 X%               X%
        Columbus, Ohio

        Nationwide Trust Company FSB                      X%               X%
        Columbus, Ohio

        American Express Trust Co.                        X%               X%
        FBO AmeriPrise Trust
        Retirement Service Plans
        Minneapolis, Minnesota

        Wells Fargo Bank NA                               X%               X%
        Minneapolis, Minnesota

        State Street Bank                                 X%               X%
        North Quincy, Massachusetts
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                    PERCENTAGE OF   PERCENTAGE OF
                                                    OUTSTANDING     OUTSTANDING
FUND/                                               SHARES OWNED    SHARES OWNED
CLASS     SHAREHOLDER                               OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Long-Short Equity
--------------------------------------------------------------------------------
   Investor Class

        American Century Investment                       X%               X%
        Management, Inc.
        Kansas City, Missouri

        Kurt C. Borgwardt and Elizabeth S.                X%               X%
        Kopelman, JTWROS
        Palo Alto, California

        Pershing LLC                                      X%               X%
        Jersey City, New Jersey

        I.R.A. - Rollover                                 X%               X%
        David C. Tucker
        Shawnee Mission, Kansas
--------------------------------------------------------------------------------
   Institutional Class

        American Century Investment                       X%               X%
        Management, Inc.
        Kansas City, Missouri
--------------------------------------------------------------------------------
   A Class

        American Century Investment                       X%               X%
        Management, Inc.
        Kansas City, Missouri
--------------------------------------------------------------------------------
   B Class

        American Century Investment                       X%               X%
        Management, Inc.
        Kansas City, Missouri
--------------------------------------------------------------------------------
   C Class

        American Century Investment                       X%               X%
        Management, Inc.
        Kansas City, Missouri
--------------------------------------------------------------------------------
   R Class

        American Century Investment                       X%               X%
        Management, Inc.
        Kansas City, Missouri
--------------------------------------------------------------------------------
NT Equity Growth
--------------------------------------------------------------------------------
   Institutional Class

                                                          X%               X%
--------------------------------------------------------------------------------
NT Small Company
--------------------------------------------------------------------------------
   Institutional Class

                                                          X%               X%
--------------------------------------------------------------------------------
Small Company
--------------------------------------------------------------------------------
   Investor Class

        Charles Schwab & Co. Inc.                         X%               X%
        San Francisco, California

        Wells Fargo Bank NA                               X%               X%
        FBO ITT Industries Investment &
        Savings
        For Salaried Employees
        Minneapolis, Minnesota

        Fidelity FIIOC TR                                 X%               X%
        FBO Certain Employee
        Benefit Plans
        Covington, Kentucky

        Kenneth E. Goodman &                              X%               X%
        William B. Sparks TR
        Forest Laboratories Inc.
        Savings & PSP
        New York, New York

--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                    PERCENTAGE OF   PERCENTAGE OF
                                                    OUTSTANDING     OUTSTANDING
FUND/                                               SHARES OWNED    SHARES OWNED
CLASS     SHAREHOLDER                               OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Small Company
--------------------------------------------------------------------------------
   Institutional Class

        JPMorgan Chase Bank Trustee                       X%               X%
        Koch Industries Employee Savings Plan
        Kansas City, Missouri

        Fidelity FIIOC TR                                 X%               X%
        FBO Certain Employee Benefit Plans
        Covington, Kentucky

        Nationwide Trust Company                          X%               X%
        FBO Participating Retirement
        Plans TPA-NTC
        Columbus, Ohio

        Wachovia Bank                                     X%               X%
        FBO Portfolio Strategies
        Cash Cash
        Charlotte, North Carolina

        Wachovia Bank                                     X%               X%
        FBO Portfolio Strategies Reinv Reinv
        Charlotte, North Carolina

        Wells Fargo Bank NA                               X%               X%
        FBO Mastercard Intl Pension Plan
        Minneapolis, Minnesota

        Citibank NA Trustee                               X%               X%
        FBO Rowan Companies Pension Plan
        New York, New York
--------------------------------------------------------------------------------
   R Class

        Symetra Investment Services                       X%               X%
        Seattle, Washington

        Trustees of Univest Corp of                       X%               X%
        Pennsylvania
        Def Salary Savings Plan
        Souderton, Pennsylvania

        Stephen Olson and Judith Olson Laakso TR          X%               X%
        The Olson Company 401K Retirement Plan
        Seal Beach, California

        Edward J. Porento Trustee                         X%               X%
        Best Cutting Die Co
        Employees PSP and Trust
        Skokie, Illinois

        State Street Bank & Trust                         X%               X%
        FBO Allen Boone Humphries LLP
        Houston, Texas
--------------------------------------------------------------------------------
   Advisor Class

        John Hancock Life Insurance Co. USA               X%               X%
        Laura Ross US SRS Seg. Fund/Acct
        Toronto, Ontario

        Nationwide Trust Company FSB                      X%               X%
        Columbus, Ohio

        Charles Schwab & Co. Inc.                         X%               X%
        San Francisco, California
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                    PERCENTAGE OF   PERCENTAGE OF
                                                    OUTSTANDING     OUTSTANDING
FUND/                                               SHARES OWNED    SHARES OWNED
CLASS     SHAREHOLDER                               OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Small Company
--------------------------------------------------------------------------------
   Advisor Class

        Nationwide Insurance Company QPVA                 X%               X%
        Columbus, Ohio

        T Rowe Prices Retirement Plan Svcs                X%               X%
        FBO Retirement Plan Clients
        Owings Mills, Maryland
--------------------------------------------------------------------------------
Utilities
--------------------------------------------------------------------------------
   Investor Class

        Charles Schwab & Co. Inc.                         X%               X%
        San Francisco, California
--------------------------------------------------------------------------------
   Advisor Class

        Charles Schwab & Co. Inc.                         X%               X%
        San Francisco, California
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting securities of the corporation.  A shareholder owning of record or beneficially  more than 25% of the  corporation's  outstanding  shares may be considered a controlling  person.  The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other  shareholders.  As of September x, 2006, the officers and directors of the funds, as a group, owned X% of the Investor Class of Long-Short Equity and owned less than 1% of all other classes of the other funds' outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned,  directly or  indirectly,  by ACC. James E.
Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in each prospectus under the heading MANAGEMENT.

For  the  services  provided  to each  fund,  the  advisor  receives  a  unified management  fee based on a percentage  of the net assets of each fund.  For more information about the unified  management fee, see THE INVESTMENT  ADVISOR under the heading MANAGEMENT in each fund's prospectus.  The annual rate at which this fee is assessed is determined daily in a multi-step process.  First, each of the corporation's  funds is categorized  according to the broad asset class in which it invests (e.g., money market, bond or equity),  and the assets of the funds in each  category are totaled  ("Fund  Category  Assets").  Second,  the assets are totaled for  certain  other  accounts  managed by the  advisor  ("Other  Account
Category Assets"). To be included,  these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Directors as the  corporation.  Together,  the Fund  Category  Assets and the
Other Account  Category Assets comprise the  "Investment  Category  Assets." The
Investment  Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment  Category Assets and dividing the result by the Investment  Category Assets.  Finally, a separate Complex Fee Schedule is applied  to the  assets of all of the funds in the  American  Century  family of funds (the "Complex  Assets"),  and the Complex Fee Rate is calculated  based on the resulting total.  The Investment  Category Fee Rate and the Complex Fee Rate
are then added to determine  the  Management  Fee Rate payable by a class of the fund to the advisor.

For purposes of determining  the assets that comprise the Fund Category  Assets,
Other  Account  Category  Assets and Complex  Assets,  the assets of  registered investment  companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR:

EQUITY GROWTH, GLOBAL GOLD, INCOME & GROWTH, NT EQUITY GROWTH AND UTILITIES

--------------------------------------------------------------------------------
CATEGORY ASSETS                              FEE RATE
--------------------------------------------------------------------------------
First $1 billion                             0.5200%
--------------------------------------------------------------------------------
Next $5 billion                              0.4600%
--------------------------------------------------------------------------------
Next $15 billion                             0.4160%
--------------------------------------------------------------------------------
Next $25 billion                             0.3690%
--------------------------------------------------------------------------------
Next $50 billion                             0.3420%
--------------------------------------------------------------------------------
Next $150 billion                            0.3390%
--------------------------------------------------------------------------------
Thereafter                                   0.3380%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: DISCIPLINED GROWTH

--------------------------------------------------------------------------------
CATEGORY ASSETS                             FEE RATE
--------------------------------------------------------------------------------
First $1 billion                            0.8700%
--------------------------------------------------------------------------------
Next $5 billion                             0.8100%
--------------------------------------------------------------------------------
Next $15 billion                            0.7660%
--------------------------------------------------------------------------------
Next $25 billion                            0.7190%
--------------------------------------------------------------------------------
Next $50 billion                            0.6920%
--------------------------------------------------------------------------------
Next $150 billion                           0.6890%
--------------------------------------------------------------------------------
Thereafter                                  0.6880%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: LONG-SHORT EQUITY

--------------------------------------------------------------------------------
CATEGORY ASSETS                              FEE RATE
--------------------------------------------------------------------------------
First $1 billion                             1.2300%
--------------------------------------------------------------------------------
Next $5 billion                              1.1700%
--------------------------------------------------------------------------------
Next $15 billion                             1.1260%
--------------------------------------------------------------------------------
Next $25 billion                             1.0790%
--------------------------------------------------------------------------------
Next $50 billion                             1.0520%
--------------------------------------------------------------------------------
Next $150 billion                            1.0490%
--------------------------------------------------------------------------------
Thereafter                                   1.0480%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: NT SMALL COMPANY AND SMALL COMPANY

--------------------------------------------------------------------------------
CATEGORY ASSETS                             FEE RATE
--------------------------------------------------------------------------------
First $1 billion                            0.7200%
--------------------------------------------------------------------------------
Next $5 billion                             0.6600%
--------------------------------------------------------------------------------
Next $15 billion                            0.6160%
--------------------------------------------------------------------------------
Next $25 billion                            0.5690%
--------------------------------------------------------------------------------
Next $50 billion                            0.5420%
--------------------------------------------------------------------------------
Next $150 billion                           0.5390%
--------------------------------------------------------------------------------
Thereafter                                  0.5380%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: INTERNATIONAL CORE EQUITY

--------------------------------------------------------------------------------
CATEGORY ASSETS                             FEE RATE
--------------------------------------------------------------------------------
First $1 billion                             1.0000%
--------------------------------------------------------------------------------
Next $5 billion                              0.9400%
--------------------------------------------------------------------------------
Next $15 billion                             0.8960%
--------------------------------------------------------------------------------
Next $25 billion                             0.8490%
--------------------------------------------------------------------------------
Next $50 billion                             0.8220%
--------------------------------------------------------------------------------
Next $150 billion                            0.8190%
--------------------------------------------------------------------------------
Thereafter                                   0.8180%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE

--------------------------------------------------------------------------------
                       INVESTOR, A, B, C
                       AND R CLASSES        ADVISOR CLASS    INSTITUTIONAL CLASS
 COMPLEX ASSETS        FEE RATE             FEE RATE         FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion     0.3100%              0.0600%          0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion      0.3000%              0.0500%          0.1000%
--------------------------------------------------------------------------------
Next $15 billion       0.2985%              0.0485%          0.0985%
--------------------------------------------------------------------------------
Next $25 billion       0.2970%              0.0470%          0.0970%
--------------------------------------------------------------------------------
Next $25 billion       0.2870%              0.0370%          0.0870%
--------------------------------------------------------------------------------
Next $25 billion       0.2800%              0.0300%          0.0800%
--------------------------------------------------------------------------------
Next $25 billion       0.2700%              0.0200%          0.0700%
--------------------------------------------------------------------------------
Next $25 billion       0.2650%              0.0150%          0.0650%
--------------------------------------------------------------------------------
Next $25 billion       0.2600%              0.0100%          0.0600%
--------------------------------------------------------------------------------
Next $25 billion       0.2550%              0.0050%          0.0550%
--------------------------------------------------------------------------------
Thereafter             0.2500%              0.0000%          0.0500%
--------------------------------------------------------------------------------

On each calendar  day, each class of each fund accrues a management  fee that is equal to the  class's  Management  Fee Rate  times  the net  assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management  fee to the advisor for the previous  month.  The fee for the previous month is the sum of the  calculated  daily fees for each class of a fund during the previous month.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business,  render services to others and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times  for more than one but less than all  clients  or funds.  A particular  security  may be bought for one client or fund on the same day it is sold for another  client or fund, and a client or fund may hold a short position in a particular  security at the same time  another  client or fund holds a long position.  In addition,  purchases or sales of the same security may be made for two or more  clients  or  funds  on the  same  date.  The  advisor  has  adopted procedures  designed to ensure such transactions will be allocated among clients and funds in a manner  believed by the advisor to be equitable to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale orders of its other clients when the advisor  believes such aggregation provides the best  execution for the funds.  The Board of Directors has approved the  policy  of the  advisor  with  respect  to  the  aggregation  of  portfolio transactions.  Where  portfolio  transactions  have been  aggregated,  the funds participate at the average share price for all  transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not  aggregate  portfolio  transactions  of the funds  unless it  believes  such aggregation is consistent  with its duty to seek best execution on behalf of the funds,  the  terms  of the  management  agreement,  and  any  other  appropriate considerations.  The advisor receives no additional compensation or remuneration as a result of such  aggregation.  Because  Long-Short  Equity's short sales and purchases to close such short sales are executed through  Goldman,  Sachs & Co., such  transactions  are not aggregated  with  transactions of the other funds or those of the advisor's other clients.

Unified  management  fees  incurred  by each fund for the fiscal  periods  ended
December 31, 2005, 2004 and 2003, are indicated in the following table.  Because
International  Core Equity,  NT Equity  Growth and NT Small  Company were not in operation as of December 31, 2005, they are not included in the table below.

UNIFIED MANAGEMENT FEES

FUND                              2005              2004               2003
--------------------------------------------------------------------------------
Disciplined Growth
--------------------------------------------------------------------------------
Investor                       $15,581(1)            N/A                N/A
--------------------------------------------------------------------------------
Institutional                   $1,050(1)            N/A                N/A
--------------------------------------------------------------------------------
Advisor                           $986(1)            N/A                N/A
--------------------------------------------------------------------------------
R                               $1,306(1)            N/A                N/A
--------------------------------------------------------------------------------
Equity Growth
--------------------------------------------------------------------------------
Investor                   $11,363,283        $9,006,806         $7,114,088
--------------------------------------------------------------------------------
Institutional                 $649,132          $449,480           $513,607
--------------------------------------------------------------------------------
Advisor                       $857,956          $561,790           $482,345
--------------------------------------------------------------------------------
C                              $19,786           $10,945             $3,394
--------------------------------------------------------------------------------
R                                  $69(2)            N/A                N/A
--------------------------------------------------------------------------------
Global Gold
--------------------------------------------------------------------------------
Investor                    $4,253,866        $4,487,099         $3,467,459
--------------------------------------------------------------------------------
Advisor                        $17,466           $17,274             $9,120
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
Investor                   $25,152,742       $25,390,717        $22,887,736
--------------------------------------------------------------------------------
Institutional               $2,042,311        $1,397,989         $1,101,772
--------------------------------------------------------------------------------
Advisor                     $3,165,407        $3,768,764         $3,320,015
--------------------------------------------------------------------------------
C                              $16,416           $18,140            $13,636
--------------------------------------------------------------------------------
R                               $1,657              $273                 $9
--------------------------------------------------------------------------------

(1)  FEES ACCRUED FROM SEPTEMBER 30, 2005 (INCEPTION) THROUGH DECEMBER 31, 2005.

(2)  FEES ACCRUED FROM JULY 29, 2005 (INCEPTION) THROUGH DECEMBER 31, 2005.

UNIFIED MANAGEMENT FEES

FUND                              2005              2004            2003
--------------------------------------------------------------------------------
Long-Short Equity
--------------------------------------------------------------------------------
Investor                        $1,715(1)             N/A              N/A
--------------------------------------------------------------------------------
Institutional                   $1,465(1)             N/A              N/A
--------------------------------------------------------------------------------
A                               $1,713(1)             N/A              N/A
--------------------------------------------------------------------------------
B                               $1,711(1)             N/A              N/A
--------------------------------------------------------------------------------
C                               $1,711(1)             N/A              N/A
--------------------------------------------------------------------------------
R                               $1,712(1)             N/A              N/A
--------------------------------------------------------------------------------
Small Company
--------------------------------------------------------------------------------
Investor                       $9,009,095      $6,615,818       $1,833,748
--------------------------------------------------------------------------------
Institutional                  $2,412,938        $880,777          $87,133
--------------------------------------------------------------------------------
Advisor                        $2,139,449        $998,675          $94,507
--------------------------------------------------------------------------------
R                                 $47,406         $11,284               $8
--------------------------------------------------------------------------------
Utilities
--------------------------------------------------------------------------------
Investor                       $1,810,405      $1,022,033         $878,964
--------------------------------------------------------------------------------
Advisor                           $15,748          $5,419           $4,670
--------------------------------------------------------------------------------

(1)  FEES ACCRUED FROM SEPTEMBER 30, 2005 (INCEPTION) THROUGH DECEMBER 31, 2005.

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2005)

                                    REGISTERED           OTHER POOLED     OTHER ACCOUNTS
                                    INVESTMENT           INVESTMENT       (E.G., SEPARATE
                                    COMPANIES (E.G.,     VEHICLES         ACCOUNTS
                                    OTHER AMERICAN       (E.G.,           AND CORPORATE
                                    CENTURY FUNDS        COMMINGLED       ACCOUNTS, INCLUDING
                                    AND AMERICAN         TRUSTS AND 529   INCUBATION
                                    CENTURY-             EDUCATION        STRATEGIES AND
                                    SUBADVISED FUNDS)    SAVINGS PLANS)  CORPORATE MONEY)
------------------------------------------------------------------------------------------
DISCIPLINED GROWTH
------------------------------------------------------------------------------------------
William Martin  Number of Other              13                 0                 2
                Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other        $6,863,283,437          N/A           $297,600,783
                Accounts Managed
------------------------------------------------------------------------------------------
Brian           Number of Other              7                  0                 2
Ertley(1)       Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other        $2,672,360,868          N/A           $323,023,595
                Accounts Managed
------------------------------------------------------------------------------------------
Lynette         Number of Other              4                  0                 0
Pang(1)         Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other        $1,554,730,954          N/A               N/A
                Accounts Managed
------------------------------------------------------------------------------------------

(1)  MR.  ERTLEY AND MS.  PANG  BECAME  PORTFOLIO  MANAGERS ON FEBRUARY 1, 2006.
     THEIR INFORMATION IS PROVIDED AS OF THAT DATE.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2005)

                                    REGISTERED           OTHER POOLED     OTHER ACCOUNTS
                                    INVESTMENT           INVESTMENT       (E.G., SEPARATE
                                    COMPANIES (E.G.,     VEHICLES         ACCOUNTS
                                    OTHER AMERICAN       (E.G.,           AND CORPORATE
                                    CENTURY FUNDS        COMMINGLED       ACCOUNTS, INCLUDING
                                    AND AMERICAN         TRUSTS AND 529   INCUBATION
                                    CENTURY-             EDUCATION        STRATEGIES AND
                                    SUBADVISED FUNDS)    SAVINGS PLANS)  CORPORATE MONEY)
------------------------------------------------------------------------------------------
EQUITY GROWTH
------------------------------------------------------------------------------------------
William Martin  Number of Other            13                 0                 2
                Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other      $4,458,614,578          N/A           $297,600,783
                Accounts Managed
------------------------------------------------------------------------------------------
Thomas P.       Number of Other            14                 0                 2
Vaiana          Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other      $7,403,225,385          N/A           $297,600,783
                Accounts Managed
------------------------------------------------------------------------------------------
Fei Zou         Number of Other             0                 0                 0
                Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other            N/A               N/A               N/A
                Accounts Managed
------------------------------------------------------------------------------------------
GLOBAL GOLD
------------------------------------------------------------------------------------------
William Martin  Number of Other            13                 0                 2
                Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other      $6,091,345,599          N/A           $297,600,783
                Accounts Managed
------------------------------------------------------------------------------------------
Joseph B.       Number of Other             1                 0                 0
Sterling        Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other       $299,286,937           N/A               N/A
                Accounts Managed
------------------------------------------------------------------------------------------
INCOME & GROWTH
------------------------------------------------------------------------------------------
John            Number of Other             5                 0                 0
Schniedwind     Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other      $1,831,926,482          N/A               N/A
                Accounts Managed
------------------------------------------------------------------------------------------
Kurt Borgwardt  Number of Other             5                 0                 0
                Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other      $1,535,627,289          N/A               N/A
                Accounts Managed
------------------------------------------------------------------------------------------
Zili Zhang      Number of Other             4                 0                 0
                Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other      $1,532,639,545          N/A               N/A
                Accounts Managed
------------------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY
------------------------------------------------------------------------------------------
John            Number of Other
Schniedwind     Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other
                Accounts Managed
------------------------------------------------------------------------------------------
Zili Zhang      Number of Other
                Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other
                Accounts Managed
------------------------------------------------------------------------------------------
Fei Zou         Number of Other
                Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other
                Accounts Managed
------------------------------------------------------------------------------------------
LONG-SHORT EQUITY
------------------------------------------------------------------------------------------
Kurt Borgwardt  Number of Other             5                 0                 0
                Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other      $6,413,437,351          N/A               N/A
                Accounts Managed
------------------------------------------------------------------------------------------
Zili Zhang(1)   Number of Other             5                 0                 0
                Accounts Managed
                --------------------------------------------------------------------------
                Assets in Other      $6,269,444,667          N/A               N/A
                Accounts Managed
------------------------------------------------------------------------------------------

(1)  MR. ZHANG BECAME A PORTFOLIO  MANAGER ON MAY 1, 2006.  HIS  INFORMATION  IS
     PROVIDED AS OF APRIL 1, 2006.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2005)

                                    REGISTERED           OTHER POOLED     OTHER ACCOUNTS
                                    INVESTMENT           INVESTMENT       (E.G., SEPARATE
                                    COMPANIES (E.G.,     VEHICLES         ACCOUNTS
                                    OTHER AMERICAN       (E.G.,           AND CORPORATE
                                    CENTURY FUNDS        COMMINGLED       ACCOUNTS, INCLUDING
                                    AND AMERICAN         TRUSTS AND 529   INCUBATION
                                    CENTURY-             EDUCATION        STRATEGIES AND
                                    SUBADVISED FUNDS)    SAVINGS PLANS)  CORPORATE MONEY)
--------------------------------------------------------------------------------------------
NT EQUITY GROWTH(1)
--------------------------------------------------------------------------------------------
William         Number of Other            13                 0                3
Martin          Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other      $7,567,735,912          N/A          $339,217,624
                Accounts Managed
--------------------------------------------------------------------------------------------
Thomas P.       Number of Other            14                 0                3
Vaiana          Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other      $10,538,857,701         N/A          $339,217,624
                Accounts Managed
--------------------------------------------------------------------------------------------
Fei Zou         Number of Other             1                 0                1
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other      $2,706,590,583          N/A          $10,211,745
                Accounts Managed
--------------------------------------------------------------------------------------------
NT SMALL COMPANY(1)
--------------------------------------------------------------------------------------------
William Martin  Number of Other            13                 0                3
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other      $7,567,735,912          N/A          $339,217,624
                Accounts Managed
--------------------------------------------------------------------------------------------
Wilhelmine      Number of Other             6                 0                2
von Turk        Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other      $2,722,536,485          N/A          $329,005,878
                Accounts Managed
--------------------------------------------------------------------------------------------
Thomas P.       Number of Other            14                 0                3
Vaiana          Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other      $10,538,857,701         N/A          $339,217,624
                Accounts Managed
--------------------------------------------------------------------------------------------
SMALL COMPANY
--------------------------------------------------------------------------------------------
William Martin  Number of Other            13                 0                2
                Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other      $5,028,797,598          N/A          $297,600,783
                Accounts Managed
--------------------------------------------------------------------------------------------
Wilhelmine      Number of Other             6                 0                2
von Turk        Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other       $644,483,775           N/A          $297,600,783
                Accounts Managed
--------------------------------------------------------------------------------------------
Thomas P.       Number of Other            14                 0                2
Vaiana          Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other      $7,973,408,405          N/A          $297,600,783
                Accounts Managed
--------------------------------------------------------------------------------------------
Brian           Number of Other             7                 0                2
Ertley(2)       Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other       $704,692,082           N/A          $323,023,595
                Accounts Managed
--------------------------------------------------------------------------------------------
UTILITIES
--------------------------------------------------------------------------------------------
John            Number of Other             5                 0                0
Schniedwind     Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other      $6,413,437,351          N/A              N/A
                Accounts Managed
--------------------------------------------------------------------------------------------
Joseph B.       Number of Other             1                 0                0
Sterling        Accounts Managed
                ----------------------------------------------------------------------------
                Assets in Other       $299,286,937           N/A              N/A
                Accounts Managed
--------------------------------------------------------------------------------------------

(1)  THE FUND'S  INCEPTION  DATE WAS MAY 12,  2006.  THE FUND'S  INFORMATION  IS
     PROVIDED AS OF MARCH 31,  2006,  AND ASSUMES THE FUND WAS IN  OPERATION  ON
     THAT DATE.

(2)  MR. ERTLEY BECAME A PORTFOLIO  MANAGER ON FEBRUARY 1, 2006. HIS INFORMATION
     IS PROVIDED AS OF THAT DATE.

Potential Conflicts of Interest

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative  equity,  small-  and  mid-cap  growth,  large-cap  growth,  value, international,  fixed income,  asset allocation,  and sector funds.  Within each discipline are one or more portfolio  teams  responsible  for managing  specific client  portfolios.  Generally,  client  portfolios with similar  strategies are managed by the same team using the same  objective,  approach,  and  philosophy.
Accordingly,  portfolio  holdings,  position  sizes,  and  industry  and  sector exposures  tend to be similar  across similar  portfolios,  which  minimizes the potential for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines and restrictions, if any, are referred to as "tracking portfolios."

When  managing  policy and  tracking  portfolios,  a  portfolio  team  typically purchases  and sells  securities  across all  portfolios  that the team manages.
American  Century's  trading  systems  include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional  restrictions or limitations that cause it to be managed separately from the policy portfolio.  Portfolio managers make  purchase  and sale  decisions  for such  portfolios  alongside  the policy portfolio  to the extent the  overlap is  appropriate,  and  separately,  if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios pro rata based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

Compensation

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  such  as the  funds  described  in  this  statement  of  additional information  (other  than NT Equity  Growth  and NT Small  Company),  investment performance  is  measured  by a  combination  of  one-  and  three-year  pre-tax performance  relative  to a  pre-established,  internally-customized  peer group and/or market benchmark.  Custom peer groups are constructed using all the funds in appropriate  Lipper or Morningstar  categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more  closely  represents  the fund's  true peers based on internal  investment  mandates and that is more stable (i.e., has less peer turnover) over the long-term.  In cases where a portfolio  manager has responsibility  for more than one policy  portfolio,  the performance of each is assigned a percentage weight  commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios,  investment performance may be measured in a number of ways.  The  performance  of the  tracking  portfolio  may be  measured against a customized  peer group and/or market  benchmark as described above for policy  portfolios.  Alternatively,  the  tracking  portfolio  may be  evaluated relative to the performance of its policy  portfolio,  with the goal of matching the policy  portfolio's  performance as closely as possible.  In some cases, the performance of a tracking  portfolio is not separately  considered;  rather, the performance of the policy  portfolio is the key metric.  This is the case for NT
Equity Growth and NT Small Company.

A portion of portfolio managers' bonuses also is tied to individual  performance goals, such as research projects and the development of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio  manager bonuses while also providing a link to the advisor's  ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

Ownership of Securities

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially owned by the fund's portfolio managers as of December 31, 2005, the fund's most recent fiscal year end. Because International Core Equity, NT Equity
Growth and NT Small Company were not in operation as of December 31, 2005,  they are not included in the chart below.

--------------------------------------------------------------------------------
OWNERSHIP OF SECURITIES
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Disciplined Growth
--------------------------------------------------------------------------------
        William Martin                          A
--------------------------------------------------------------------------------
        Brian Ertley(1)                         A
--------------------------------------------------------------------------------
        Lynette Pang(1)                         A
--------------------------------------------------------------------------------
Equity Growth
--------------------------------------------------------------------------------
        William Martin                          D
--------------------------------------------------------------------------------
        Thomas P. Vaiana                        D
--------------------------------------------------------------------------------
        Fei Zou                                 C
--------------------------------------------------------------------------------
Global Gold
--------------------------------------------------------------------------------
        William Martin                          C
--------------------------------------------------------------------------------
        Joseph B. Sterling                      D
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
        John Schniedwind                        E
--------------------------------------------------------------------------------
        Kurt Borgwardt                          C
--------------------------------------------------------------------------------
        Zili Zhang                              C
--------------------------------------------------------------------------------
Long-Short Equity
--------------------------------------------------------------------------------
        Kurt Borgwardt                          A
--------------------------------------------------------------------------------
        Zili Zhang(2)                           A
--------------------------------------------------------------------------------
Small Company(3)
--------------------------------------------------------------------------------
        William Martin                          C
--------------------------------------------------------------------------------
        Wilhelmine von Turk                     E
--------------------------------------------------------------------------------
        Thomas P. Vaiana                        D
--------------------------------------------------------------------------------
        Brian Ertley(1)                         B
--------------------------------------------------------------------------------
Utilities
--------------------------------------------------------------------------------
        John Schniedwind                        C
--------------------------------------------------------------------------------
        Joseph B. Sterling                      A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MR.  ERTLEY AND MS.  PANG  BECAME  PORTFOLIO  MANAGERS ON FEBRUARY 1, 2006.
     THEIR INFORMATION IS PROVIDED AS OF THAT DATE.

(2)  MR. ZHANG BECAME A PORTFOLIO  MANAGER ON MAY 1, 2006.  HIS  INFORMATION  IS
     PROVIDED AS OF APRIL 1, 2006.

(3)  TO FURTHER ENCOURAGE  ALIGNMENT OF THE PORTFOLIO  MANAGERS'  INTERESTS WITH
     THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE,  PORTFOLIO MANAGERS ARE
     PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO NEW INVESTORS.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, (ACS) 4500 Main Street,  Kansas City,  Missouri
64111,  serves as transfer  agent and  dividend-paying  agent for the funds.  It provides physical facilities,  computer hardware and software, and personnel for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACS's  costs for  serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
INVESTMENT ADVISOR on page X.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's cost for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment,  see the above discussion under the heading  INVESTMENT  ADVISOR on page x. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other  administrative and shareholder  services that would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own  resources  to such  financial  intermediaries  for the  provision  of these services.

CUSTODIAN BANKS

Commerce  Bank,  N.A.,  1000 Walnut,  Kansas  City,  Missouri  64105,  serves as custodian of the funds' assets.  In addition,  JPMorgan Chase Bank, 4 Metro Tech
Center,  Brooklyn,  New York 11245,  serves as custodian for Disciplined Growth,
Equity Growth,  Global Gold, Income & Growth,  International Core Equity, NT
Equity Growth,  NT Small  Company,  Small Company and Utilities and State Street
Bank and Trust Company, One Lincoln Street, Boston,  Massachusetts 02111, serves as custodian of Long-Short Equity's assets.  State Street Bank and Trust Company also performs  certain  investment  accounting  and  recordkeeping  functions on behalf of Long-Short  Equity.  The custodians  take no part in  determining  the investment  policies of the funds or in deciding which  securities are purchased or sold by the funds. The funds,  however,  may invest in certain obligations of the  custodians  and may  purchase  or sell  certain  securities  from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers  LLP is the independent registered public accounting firm of the funds. The address of  PricewaterhouseCoopers  LLP is 1055 Broadway, 10th
Floor,  Kansas  City,  Missouri  64105.  As the  independent  registered  public accounting firm of the funds, PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for each fund;

(2)  assisting and consulting in connection with SEC filings; and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting brokers.

The advisor receives  statistical and other information and services,  including research,  without  cost from brokers and dealers.  The advisor  evaluates  such information and services,  together with all other information that it may have, in  supervising  and  managing  the  investments  of  the  funds.  Because  such information  and services  may vary in amount,  quality and  reliability,  their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds'  brokerage  business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services  required to be  performed by the advisor.  The advisor does not utilize brokers that provide such information and  services  for the purpose of reducing  the  expense of  providing  required services to the funds.

In the fiscal  years ended  December  31,  2005,  2004 and 2003,  the  brokerage
commissions   of  each  fund  are  listed  in  the  following   table.   Because
International  Core Equity,  NT Equity  Growth and NT Small  Company were not in operation as of December 31, 2005, they are not included in the table below.

FUND                             2005                  2004                 2003
--------------------------------------------------------------------------------
Disciplined Growth            $3,062(1)                 N/A                  N/A
--------------------------------------------------------------------------------
Equity Growth                $1,339,900          $5,483,178           $5,582,042
--------------------------------------------------------------------------------
Global Gold                    $454,829            $783,446           $1,210,087
--------------------------------------------------------------------------------
Income & Growth              $2,406,735         $12,539,672          $13,605,462
--------------------------------------------------------------------------------
Long-Short Equity               $978(1)                 N/A                  N/A
--------------------------------------------------------------------------------
Small Company                $1,932,158       $3,228,335(2)             $734,152
--------------------------------------------------------------------------------
Utilities                       $88,649             $85,172              $97,002
--------------------------------------------------------------------------------

(1)  FEES ACCRUED FROM  SEPTEMBER  30, 2005,  (INCEPTION)  THROUGH  DECEMBER 31,
     2005.

(2)  THE INCREASE IN BROKERAGE  COMMISSIONS  PAID BY SMALL  COMPANY IN 2004 IS A
     RESULT  OF AN  INCREASE  IN  SECURITIES  PURCHASED  BY  THE  FUND  DUE TO A
     SUBSTANTIAL INFLOW OF ASSETS INTO THE FUND.

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing  asset  levels  throughout  the year,  portfolio  turnover, varying market conditions and other factors.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as identified by Rule  10b-1  under the  Investment  Company  Act of 1940) or of their  parent companies.

                                                  VALUE OF SECURITIES
FUND                 BROKER, DEALER OR PARENT     OWNED AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------
Equity Growth        Bank of America Corp.            $53,239,424
--------------------------------------------------------------------------------
Income & Growth      Bank of America Corp.           $235,163,787
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Within  their  respective  series or class,  all shares  have  equal  redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's  Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to seven classes of shares:  Investor Class,  Institutional Class, A Class, B
Class,  C Class,  R Class  and  Advisor  Class.  Not all  funds  offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and other  retirement  plans.  The unified  management fee for the A, B, C and R
Classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the plans) described below.  The  plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition of the funds generally;  and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  about revenues and expenses under the plans is presented to the Board of Directors  quarterly for its consideration in continuing the plans.
Continuance of the plans must be approved by the Board of Directors, including a majority of the independent  directors,  annually. The plans may be amended by a vote  of the  Board  of  Directors,  including  a  majority  of the  independent directors,  except that the plans may not be amended to materially  increase the amount spent for distribution  without majority  approval of the shareholders of the  affected  class.  The  plans  terminate  automatically  in the  event of an assignment  and may be terminated  upon a vote of a majority of the  independent directors or by a majority of the outstanding  shareholder votes of the affected class.

All fees paid under the plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As  described  in the  prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.25% and is not based on expenses incurred by the  distributor.  Because the A Class of  International  Core Equity was not in
operation  as of December  31,  2005,  no fees were paid under the A Class Plan.
During the fiscal year ended  December 31, 2005,  the  aggregate  amount of fees paid under the A Class Plan was:

     Long-Short Equity               $311(1)

     (1)  FEES PAID FOR THE PERIOD SEPTEMBER 30, 2005 TO DECEMBER 31, 2005.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the A Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  paying  sales  commissions,  on-going  commissions  and other  payments  to brokers, dealers,  financial institutions or others who sell A Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B Class Plan

As  described  in the  prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  Because the B Class of
International  Core Equity was not in operation as of December 31, 2005, no fees were paid under the B Class  Plan.  During the fiscal  year ended  December  31,
2005, the aggregate amount of fees paid under the B Class Plan was:

     Long-Short Equity             $1,241(1)

     (1)  FEES PAID FOR THE PERIOD SEPTEMBER 30, 2005 TO DECEMBER 31, 2005.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the B Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  paying  sales  commissions,  on-going  commissions  and other  payments  to brokers, dealers,  financial institutions or others who sell B Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C Class Plan

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset value of the C Class  shares,  0.25% of which is paid for certain  ongoing individual  shareholder  and  administrative  services (as described  below) and
0.75% of which is paid for distribution  services,  including past  distribution services (as described  below).  This payment is fixed at 1.00% and is not based on expenses  incurred by the  distributor.  Because the C Class of International
Core Equity was not in  operation  as of December  31,  2005,  no fees were paid under the C Class Plan.  During the fiscal year ended  December  31,  2005,  the aggregate amount of fees paid under the C Class Plan was:

     Equity Growth                          $29,613

     Income & Growth                        $24,572

     Long-Short Equity                      $1,241(1)

     (1)  FEES PAID FOR THE PERIOD SEPTEMBER 30, 2005 TO DECEMBER 31, 2005.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the C Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  paying  sales  commissions,  on-going  commissions  and other  payments  to brokers, dealers,  financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R Class Plan

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  Because the R Class of  International  Core Equity was not in
operation  as of December  31,  2005,  no fees were paid under the R Class Plan.
During the fiscal year ended  December 31, 2005,  the  aggregate  amount of fees paid under the R Class Plan was:

     Disciplined Growth                     $642(1)

     Equity Growth                          $52

     Income & Growth                        $1,241(2)

     Long-Short Equity                      $621(1)

     Small Company                          $27,300(3)

     (1)  FEES PAID FOR THE PERIOD SEPTEMBER 30, 2005 TO DECEMBER 31, 2005.

     (2)  BEFORE A FEE REIMBURSEMENT OF $60 FOR SHAREHOLDER SERVICES.

     (3)  BEFORE A FEE REIMBURSEMENT OF $1,634 FOR SHAREHOLDER SERVICES.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the R Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  paying  sales  commissions,  on-going  commissions  and other  payments  to brokers, dealers,  financial institutions or others who sell R Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

Advisor Class Plan

As  described  in the  prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary for shareholders in the Advisor Class.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries,  and to compensate them for these  services,  the funds' advisor has reduced its  management  fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor  Class Plan.  Pursuant to the Advisor Class Plan, the Advisor Class pays the funds'  distributor  0.50%
annually of the aggregate  average daily net assets of the funds'  Advisor Class
shares,   0.25%  of  which  is  paid  for  certain   ongoing   shareholder   and
administrative  services  (as  described  below)  and 0.25% of which is paid for distribution  services,  including  past  distribution  services  (as  described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended December 31, 2005, the aggregate amount of fees paid under the Advisor Class Plan was:

     Disciplined Growth                     $642(1)

     Equity Growth                          $1,025,816

     Global Gold                            $21,038

     Income & Growth                        $3,783,446

     Small Company                          $1,730,236

     Utilities                              $18,838

     (1)  FEES PAID FOR THE PERIOD SEPTEMBER 30, 2005 TO DECEMBER 31, 2005.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales personnel) who offer the Advisor Class shares for the services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners of shares  (including  contract owners of insurance  products that utilize the funds as underlying  investment media)
     and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners;

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal year ended  December 31, 2005,  the  aggregate  amount of fees paid by the funds under the Advisor Class Plan for shareholder services was:

     Disciplined Growth                     $321(1)

     Equity Growth                          $512,908

     Global Gold                            $10,519

     Income & Growth                        $1,891,723

     Small Company                          $865,118

     Utilities                              $9,419

     (1)  FEES PAID FOR THE PERIOD SEPTEMBER 30, 2005 TO DECEMBER 31, 2005.

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  paying  sales  commissions,  ongoing  commissions  and  other  payments  to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended  December 31, 2005,  the  aggregate  amount of fees paid by the funds under the Advisor Class Plan for distribution services was:

     Disciplined Growth                     $321(1)

     Equity Growth                          $512,908

     Global Gold                            $10,519

     Income & Growth                        $1,891,723

     Small Company                          $865,118

     Utilities                              $9,419

     (1)  FEES PAID FOR THE PERIOD SEPTEMBER 30, 2005 TO DECEMBER 31, 2005.

Sales Charges

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled INVESTING
THROUGH  A  FINANCIAL  INTERMEDIARY.  Shares of the A Class  are  subject  to an initial sales  charge,  which  declines as the amount of the purchase  increases pursuant to the schedule set forth in the prospectus.  This charge may be waived in the following situations:

o    Employer-sponsored retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or employer-sponsored retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and employer-sponsored retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge  (CDSC)  upon  redemption  of the  shares in certain  circumstances.  The specific charges and when they apply are described in the relevant prospectuses.
The  CDSC  may be  waived  for  certain  redemptions  by some  shareholders,  as described in the prospectuses.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

No aggregate  CDSCs were paid to the distributor for the A and B Class shares in the fiscal year ended December 31, 2005.

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended December 31, 2005, were:

     Equity Growth                   $ 3,762

     Income & Growth                   $ 246

Because  International Core Equity was not in operation as of December 31, 2005, it is not included.

Payments to Dealers

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares are as follows:

PURCHASE AMOUNT                                         DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                       5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                       4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                     3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                     2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                     1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                 1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                 0.50%
--------------------------------------------------------------------------------
GREATER THAN $10,000,000                                0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by employer-sponsored  retirement plans.
Payments  will equal 4.00% of the purchase  price of B Class shares and 1.00% of the  purchase  price  of  the C  Class  shares  sold  by the  intermediary.  The distributor will retain the 12b-1 fee paid by the C Class of funds for the first
12 months after the shares are purchased. This fee is intended in part to permit the  distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month, the distributor will make the C Class  distribution  and individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events.  Other  payments may be offered as well,  and all such payments will be consistent  with  applicable  law,  including the  then-current rules of the National Association of Securities Dealers, Inc. Such payments will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

American Century  considers  employer-sponsored  retirement plans to include the following:

o   401(a) plans                          o   457 plans

o   pension plans                         o   KEOGH plans

o   profit sharing plans                  o   employer-sponsored 403(b) plans (including
                                              self-directed)

o   401k plans                            o   nonqualified deferred compensation plans

o   money purchase plans                  o   nonqualified excess benefit plans

o   target benefit plans                  o   nonqualified retirement plans

o   Taft-Hartley multi-employer pension   o   SIMPLE IRAs
    plans

o   SERP and "Top Hat" plans              o   SEP IRAs

o   ERISA trusts                          o   SARSEP

o   employee benefit trusts

Traditional  and Roth  IRAs  are not  considered  employer-sponsored  retirement plans.  The following  table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                   EMPLOYER-SPONSORED RETIREMENT     TRADITIONAL AND
                                                   PLANS                             ROTH IRAS

A Class Shares may be purchased at NAV(1)          Yes                               Yes

A Class shares may be purchased with dealer        Yes, for plans under $1 million   Yes
concessions and sales charge

B Class shares may be purchased(2)                 No(3)                             Yes

C Class shares may be purchased with dealer        Yes, for plans under $1 million   Yes
concessions and CDSC(2)

C Class shares may be purchased with no dealer     Yes                               No
concessions and CDSC(1) (2)

Institutional Class shares may be purchased        Yes                               Yes

Investor Class shares may be purchased             Yes                               Yes

Advisor Class shares may be purchased              Yes                               Yes

R Class shares may be purchased                    Yes                               No(4)

(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

(2)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(3)  SIMPLE  IRA  PLANS,  SEP IRA PLANS AND SARSEP  PLANS  ESTABLISHED  PRIOR TO
     AUGUST 1, 2006 MAY MAKE ADDITIONAL PURCHASES.

(4)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006 MAY MAKE ADDITIONAL PURCHASES.

VALUATION OF A FUND'S SECURITIES

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.  The portfolio  securities of each fund that are listed or traded on a  domestic  securities  exchange  are  valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio  securities primarily traded on foreign  securities  exchanges  are generally  valued at the  preceding  closing values of such securities on the exchange where primarily  traded. If no sale is reported,  or if local  convention or  regulation  so provides,  the mean of the latest  bid  and  asked  prices  is  used.  Depending  on  local  convention  or regulation,  securities  traded  over-the-counter  are priced at the mean of the latest bid and asked prices,  the last sale price or the official closing price.
When market  quotations are not readily  available,  securities and other assets are valued at fair value as determined in accordance with procedures  adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision of the Board of Directors.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized  discount or premium,  unless the advisor,  based on guidelines and procedures  established by the Board of Directors for determining the  valuation  of a  security,  determines  that this  would not result in fair valuation of a given security.  Other assets and securities for which quotations are not  readily  available  are valued in good faith at their fair value  using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the Exchange,  if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the  Exchange  is open.  If an event were to occur after the value of a security was established but before the net asset value per share was determined  that was likely to materially  change the net asset value, then that  security  would be valued at fair value as  determined  in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are
not   calculated.    Therefore,   such   calculation   does   not   take   place
contemporaneously  with the determination of the prices of many of the portfolio securities used in such  calculation and the value of the funds'  portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital gains (if any) to  investors.  If a fund fails to qualify as a regulated investment  company,  it will be liable for taxes,  significantly  reducing  its
distributions  to  investors  and  eliminating   investors'   ability  to  treat
distributions  from the funds in the same manner in which they were  realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends  received  deduction to the extent that the fund held those shares for more than 45 days.

Distributions  from gains on assets held by the funds  longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term  capital loss to the extent of any long-term  capital gains  dividends you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

As of December 31, 2005, the funds in the table below had the following  capital loss carryovers, which expire in the years and amounts listed. When a fund has a capital loss carryover,  it does not make capital gains  distributions until the loss has been offset or expired.  Because  International  Core Equity, NT Equity
Growth and NT Small Company were not in operation as of December 31, 2005,  they are not included in the table below.

FUND                         2006           2007            2008            2009            2010           2011
----------------------------------------------------------------------------------------------------------------
Disciplined Growth            --              --              --              --              --            --
----------------------------------------------------------------------------------------------------------------
Equity Growth                 --              --              --              --              --            --
----------------------------------------------------------------------------------------------------------------
Global Gold          ($28,733,912)  ($56,658,958)   ($30,893,211)   ($20,993,041)    ($5,359,778)           --
----------------------------------------------------------------------------------------------------------------
Income & Growth               --              --              --              --              --            --
----------------------------------------------------------------------------------------------------------------
Long-Short Equity             --              --              --              --              --            --
----------------------------------------------------------------------------------------------------------------
Small Company                 --              --              --              --              --            --
----------------------------------------------------------------------------------------------------------------
Utilities                     --              --              --              --    ($48,640,533)   ($6,674,640)
----------------------------------------------------------------------------------------------------------------

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days  before or after the  redemption  may be subject to the wash sale rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

FINANCIAL STATEMENTS

The  financial  statements  have been  audited  by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting  firm.  Their Report of  Independent
Registered Public Accounting Firm and the financial  statements  included in the funds'  annual  reports  for the  fiscal  year  ended  December  31,  2005,  are incorporated herein by reference.

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

The annual and  semiannual  reports  contain more  information  about the funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions about the funds, online at americancentury.com, by contacting American
Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

o  an employer-sponsored retirement plan

o  a bank

o  a broker-dealer

o  an insurance company

o  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-6009

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS

americancentury.com

Self-Directed Retail Investors          Banks and Trust Companies, Broker-Dealers,
P.O. Box 419200                         Financial Professionals, Insurance Companies
Kansas City, Missouri 64141-6200        P.O. Box 419786
1-800-345-2021 or 816-531-5575          Kansas City, Missouri 64141-6786
                                        1-800-345-6488

SH-SAI-51337   0610

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

PART C   OTHER INFORMATION

Item 23.   Exhibits

     (a)  (1) Articles of Incorporation of American Century  Quantitative Equity
Funds,  Inc.,  dated  February  26, 2004 (filed  electronically  as Exhibit a to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 1, 2004, File No. 33-19589, and incorporated herein by reference).

          (2) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  April 22,  2004  (filed  electronically  as  Exhibit a2 to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (3) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  May  4,  2004  (filed  electronically  as  Exhibit  a3  to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on February 17, 2005, File No. 33-19589, and incorporated herein by reference).

          (4) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  August 29,  2005  (filed  electronically  as Exhibit a4 to
Post-Effective  Amendment No. 41 to the Registration Statement of the Registrant
on September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (5) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  March 15,  2006  (filed  electronically  as  Exhibit a5 to
Post-Effective  Amendment No. 44 to the Registration Statement of the Registrant
on April 28, 2006, File No. 33-19589, and incorporated herein by reference).

          (6) Articles  Supplementary  of American Century  Quantitative  Equity
Funds, Inc., dated August 25, 2006, are included herein.

     (b)   Amended  and   Restated   Bylaws,   dated   August  26,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  38  to  the
Registration  Statement  of the  Registrant  on  February  17,  2005,  File  No.
33-19589, and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  the Fifth and  Seventh  declarations  of the  Registrant's  Articles of
Incorporation,  appearing as Exhibit (a)(1) herein, and Sections 3 through 11 of the Registrant's Bylaws, appearing as Exhibit (b) herein.

     (d)  (1) Management Agreement with American Century Investment  Management,
Inc., dated August 1, 2006, is included herein.

          (2) Management Agreement with American Century Investment  Management,
Inc., dated April 28, 2006 (filed electronically as Exhibit d2 to Post-Effective
Amendment No. 44 to the  Registration  Statement of the  Registrant on April 28,
2006, File No. 33-19589, and incorporated herein by reference).

          (3) Management Agreement with American Century Investment  Management,
Inc., dated November 29, 2006 (to be filed by amendment).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc., dated April 28, 2006 (filed electronically as Exhibit
e to Post-Effective  Amendment No. 117 to the Registration Statement of American
Century Mutual Funds, Inc. on April 28, 2006, File No. 2-14213, and incorporated herein by reference).

          (2) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc., dated November 29, 2006 (to be filed by amendment).

          (3) Form of Dealer/Agency  Agreement (filed  electronically as Exhibit
e2 to Pre-Effective  Amendment No. 1 to the  Registration  Statement of American
Century  Growth  Funds,  Inc.  on  May  30,  2006,  File  No.  333-132114,   and
incorporated herein by reference).

     (f)  Not Applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4)  Amendment  No. 2 to the Global  Custody  Agreement  with JPMorgan
Chase  Bank,  dated  May  1,  2004  (filed   electronically  as  Exhibit  g4  to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of the Registrant on April 29, 2004, File No.  33-19589,
and incorporated herein by reference).

          (6) Amendment No. 3 to the Global Custody  Agreement  between American
Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed
electronically   as  Exhibit  g6  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (7) Special Custody and Pledge Agreement with Goldman, Sachs & Co. and
State  Street  Bank  and  Trust  Company,   dated  September  29,  2005,  (filed
electronically  as  Exhibit  g6  to  Post-Effective  Amendment  No.  41  to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (8) Custodian and  Investment  Accounting  Agreement with State Street
Bank and Trust Company,  dated May 27, 2005 (filed  electronically as Exhibit g6 to  Post-Effective  Amendment No. 27 to the  Registration  Statement of American
Century  Investment Trust on May 27, 2005, File No.  33-65170,  and incorporated herein by reference).

          (9) Amendment No. 1 to Custodian and Investment  Accounting  Agreement
with State Street Bank and Trust  Company,  effective  September 30, 2005 (filed electronically  as  Exhibit  g8  to  Post-Effective  Amendment  No.  41  to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (10) Amendment No. 2 to Custodian and Investment  Accounting Agreement
with State  Street  Bank and Trust  Company,  effective  March 31,  2006  (filed electronically  as  Exhibit  g9  to  Post-Effective  Amendment  No.  32  to  the
Registration  Statement of American Century  Investment Trust on March 31, 2006,
File No. 33-65170, and incorporated herein by reference).

          (11) Registered  Investment  Company  Custody  Agreement with Goldman,
Sachs & Co.,  dated  February  6, 2006 (filed  electronically  as Exhibit g10 to
Post-Effective  Amendment No. 44 to the Registration Statement of the Registrant
on April 28, 2006, File No. 33-19589, and incorporated herein by reference).

          (12) Amendment to Futures and Options Account Agreement and Registered
Investment  Company Custody Agreement with Goldman,  Sachs & Co.,  effective May
12, 2006 (filed electronically as Exhibit g11 to Post-Effective Amendment No. 44
to the  Registration  Statement of the  Registrant  on April 28, 2006,  File No.
33-19589, and incorporated herein by reference).

          (13) Amendment to Futures and Options Account Agreement and Registered
Investment  Company  Custody  Agreement  with  Goldman,  Sachs & Co.,  effective
November 30, 2006 (to be filed by amendment).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 31,  1997,  File  No.  2-99222,  and
incorporated herein by reference).

          (2) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit 9b to Post-Effective  Amendment No. 23 to the Registration  Statement of
the Registrant on June 29, 1998, File No. 33-19589,  and incorporated  herein by reference).

          (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 30, 2001, File No. 2-99222, and
incorporated herein by reference).

          (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Municipal Trust on September 30, 2002, File No. 2-91229,  and
incorporated herein by reference).

          (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc., on December 23, 2002, File No.
333-46922, and incorporated herein by reference).

          (9) Amendment  No. 8 to the Transfer  Agency  Agreement  with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10  to  Post-Effective  Amendment  No.  35 to  the  Registration  Statement  of
Registrant on April 29, 2004,  File No.  33-19589,  and  incorporated  herein by reference).

          (10)  Amendment No. 9 to the Transfer  Agency  Agreement with American
Century Services,  LLC, dated May 1, 2005 (filed electronically as Exhibit h9 to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on May 13, 2005, File No. 33-19589, and incorporated herein by reference).

          (11) Amendment No. 10 to the Transfer  Agency  Agreement with American
Century Services, LLC, dated September 29, 2005 (filed electronically as Exhibit
h11 to  Post-Effective  Amendment  No. 41 to the  Registration  Statement of the
Registrant on September 29, 2005, File No. 33-19589,  and incorporated herein by reference).

          (12) Amendment No. 11 to the Transfer  Agency  Agreement with American
Century Services, LLC, dated March 30, 2006 (filed electronically as Exhibit h12 to  Post-Effective  Amendment No. 50 to the  Registration  Statement of American
Century  Municipal Trust on March 31, 2006, File No. 2-14213,  and  incorporated herein by reference).

          (13) Amendment No. 12 to the Transfer  Agency  Agreement with American
Century Services, LLC, dated April 28, 2006 (filed electronically as Exhibit h13 to  Post-Effective  Amendment  No.  44 to  the  Registration  Statement  of  the
Registrant on April 28, 2006,  File No.  33-19589,  and  incorporated  herein by reference).

          (14) Amendment No. 13 to the Transfer  Agency  Agreement with American
Century Services, LLC, dated November 29, 2006 (to be filed by amendment).

          (15) Credit  Agreement  with JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (16) Termination,  Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  14,  2005  (filed electronically  as  Exhibit  h13  to  Post-Effective  Amendment  No.  40 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2005,  File No.  2-82734,  and  incorporated  herein by reference).

          (17)  Customer   Identification   Program  Reliance  Agreement  (filed
electronically   as  Exhibit  h2  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (18)  New  Account   Agreement  with  Goldman,   Sachs  &  Co.  (filed
electronically  as  Exhibit  h15  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (19) Prime  Brokerage  Supplement  with  Goldman,  Sachs & Co.  (filed electronically  as  Exhibit  h16  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (20)  Amendment  No.  1 to  Prime  Brokerage  Agreement,  dated  as of
September 29, 2005, by and between  Goldman,  Sachs & Co. and Long/Short  Equity
Fund,  a series of American  Century  Quantitative  Equity  Funds,  Inc.  (filed electronically  as  Exhibit  h17  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

     (i)  Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered accounting firm (to be filed by amendment).

          (2) Power of Attorney, dated August 25, 2006, is included herein.

          (3) Secretary's Certificate, dated August 25, 2006, is included herein.

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated  August 1, 1997  (filed  electronically  as Exhibit  m1 to  Post-Effective
Amendment  No. 32 to the  Registration  Statement  of  American  Century  Target
Maturities Trust on January 31, 2000, File No. 2-94608,  and incorporated herein by reference).

          (2) Amendment to the Master Distribution and Shareholder Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

          (3)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2001 (filed  electronically  as
Exhibit m3 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (4)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m4 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (5)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated July 1, 2002 (filed  electronically  as
Exhibit m5 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American Century Target  Maturities Trust on January 31, 2003, File No. 2-94608,
and incorporated herein by reference).

          (6)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated May 1, 2004  (filed  electronically  as
Exhibit m6 to Post-Effective  Amendment No. 35 to the Registration  Statement of
Registrant on April 29, 2004,  File No.  33-19589,  and  incorporated  herein by reference).

          (7)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 29, 2005 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 51 to the Registration  Statement of
American Century Government Income Trust on July 28, 2005, File No. 2-99222, and
incorporated herein by reference).

          (8)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 29, 2005 (filed electronically as
Exhibit m8 to Post-Effective  Amendment No. 41 to the Registration  Statement of
the Registrant on September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (9) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on April  17,  2001,  File No.  2-94608,  and
incorporated herein by reference).

          (10)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century  Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (11)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (12)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (13)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229, and incorporated herein by reference).

          (14)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective  Amendment No. 42 to the Registration  Statement
of American Century Municipal Trust on February 26, 2004, File No. 2-91229,  and
incorporated herein by reference).

          (15)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
the Registrant on April 29, 2004, File No. 33-19589,  and incorporated herein by reference).

          (16)  Amendment  No.  7 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2005 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 38 to the Registration Statement of
the Registrant on May 13, 2005, File No. 33-19589,  and  incorporated  herein by reference).

          (17)  Amendment  No.  8 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m17  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (18)  Amendment  No.  9 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated March 30, 2006 (filed  electronically as Exhibit m10 to Post-Effective  Amendment No. 50 to the Registration Statement
of American  Century  Municipal Trust on March 31, 2006,  File No. 2-14213,  and
incorporated herein by reference).

          (19)  Amendment  No.  10 to the  Master  Distribution  and  Individual
Shareholder  Services  Plan (C Class),  dated  November 29, 2006 (to be filed by amendment).

          (20) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (21)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
the Registrant on April 29, 2004, File No. 33-19589,  and incorporated herein by reference).

          (22)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as  Exhibit  m30  to  Post-Effective  Amendment  No.  22 to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
March 30, 2005, File No. 33-79482, and incorporated herein by reference).

          (23)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class),  dated July 29, 2005 (filed  electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of American Century Mutual Funds,  Inc. on July 28, 2005, File No. 2-14213,  and
incorporated herein by reference).

          (24)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (R  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (25)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated March 30, 2006 (filed  electronically as Exhibit m40 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (26)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (R Class),  dated  November 29, 2006 (to be filed by amendment).

          (27) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (28)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services  Plan (A Class),  dated  February  27,  2004 (filed  electronically  as
Exhibit m18 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

          (29)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (30)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (31)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (32)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m25  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (33)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated March 30, 2006 (filed  electronically as Exhibit m27 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (34)  Amendment  No.  7 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (A Class),  dated  November 29, 2006 (to be filed by amendment).

          (35) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (36)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services  Plan (B Class),  dated  February  27,  2004 (filed  electronically  as
Exhibit m20 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

          (37)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m26  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (38)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (39)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (40)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m31  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (41)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated March 30, 2006 (filed  electronically as Exhibit m34 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (42)  Amendment  No.  7 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (B Class),  dated  November 29, 2006 (to be filed by amendment).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically as Exhibit n1 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the  Registration  Statement of the  Registrant on April 29,
2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust  on  July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  September  30,  2004  (filed  electronically  as  Exhibit  n7  to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,  and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

          (11) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed  electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the  Registration  Statement of the  Registrant on September
29, 2005, File No. 33-19589, and incorporated herein by reference).

          (12) Amendment No. 11 to the Amended and Restated Multiple Class Plan,
dated  March 30,  2006 (filed  electronically  as Exhibit n12 to  Post-Effective
Amendment No. 23 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2006, File No. 33-79482,  and incorporated herein by reference).

          (13) Amendment No. 12 to the Amended and Restated Multiple Class Plan,
dated November 29, 2006 (to be filed by amendment).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Pre-Effective  Amendment No. 1 to the Registration Statement of
American Century Growth Funds,  Inc. on May 30, 2006, File No.  333-132114,  and
incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Registrant

     The persons who serve as the trustees or directors of the  Registrant  also
serve,  in  substantially   identical   capacities,   the  following  investment
companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

     Because  the boards of each of the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     The  Registrant  is  a  Maryland   corporation.   Under  Maryland   General
Corporation   Law,  a  corporation  is  permitted  to  indemnify  its  officers, directors, employees and agents to the extent provided in applicable statutes.

     Article  Ninth of  Registrant's  Articles  of  Incorporation  requires  the indemnification  of the  Registrant's  directors and officers to the full extent permitted by Maryland  General  Corporation  Law, the Investment  Company Act of
1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor

     In addition to serving as the  Registrant's  investment  advisor,  American
Century Investment  Management,  Inc. provides portfolio management services for other  investment  companies  as well as for other  business  and  institutional clients.  Business backgrounds of the directors and principal executive officers of the advisor that also hold  positions  with the Registrant are included under
"Management"  in the  Statement  of  Additional  Information  included  in  this registration statement. The remaining principal executive officer of the advisor and his principal occupations during the past 2 fiscal years are as follows:

     James  E.  Stowers,  Jr.  (Director).  Founder,  Director  and  Controlling
     Shareholder, American Century Companies, Inc. (ACC); Chairman, ACC (January
     1995 to  December  2004);  Director,  American  Century  Global  Investment
     Management,  Inc. (ACGIM),  American Century Services,  LLC (ACS), American
     Century  Investment  Services,  Inc. (ACIS) and other ACC subsidiaries,  as well as a number of American Century-advised investment companies.

     James E. Stowers III (Chairman of the Board of  Directors).  Chairman,  ACC
     (January 2005 to present); Co-Chairman, ACC (September 2000-December 2004);
     Chairman, ACS and other ACC subsidiaries;  Director,  ACC, ACGIM, ACS, ACIS and other ACC subsidiaries, as well as a number of American Century-advised investment companies.

     Mark Mallon (Senior Vice President and Chief  Investment  Officer).  Senior
     Vice  President  and  Chief  Investment  Officer  (ACGIM).  Also  serves as portfolio  manager  for a number  of  American  Century-advised  investment companies.

The principal address for all American Century entities other than ACGIM is 4500
Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third
Avenue, 23rd Floor, New York, NY 10017.

Item 27. Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal        Positions and Offices            Positions and Offices
Business Address*         with Underwriter                 with Registrant
------------------------------------------------------------------------------

James E. Stowers, Jr.     Director                         none

James E. Stowers III      Chairman and Director            none

William M. Lyons          Chief Executive                  President and
                          Officer and Director             Director

Brian Jeter               President                        none

Jonathan S. Thomas        Executive Vice President,        Executive Vice
                          Chief Financial Officer          President
                          and Chief Accounting Officer

Donna Byers               Senior Vice President            none

Mark Killen               Senior Vice President            none

David Larrabee            Senior Vice President            none

Barry Mayhew              Senior Vice President            none

David C. Tucker           Senior Vice President            Senior Vice
                          and General Counsel              President and
                                                           General Counsel

Clifford Brandt           Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century  Investment  Management,  Inc., 4500 Main Street,
Kansas  City,  MO 64111  and 1665  Charleston  Road,  Mountain  View,  CA 94043;
American  Century Global  Investment  Management,  Inc., 666 Third Avenue,  23rd
Floor,  New York, NY 10017;  American Century  Services,  LLC, 4500 Main Street,
Kansas City, MO 64111; JP Morgan Chase Bank, 4 Metro Tech Center,  Brooklyn,  NY
11245;  and Commerce Bank,  N.A., 1000 Walnut,  Kansas City, MO 64105; and State
Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 29. Management Services - Not  Applicable

Item 30. Undertakings - Not  Applicable

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company Act of 1940,  the Registrant has duly caused this amendment to be signed on its behalf by the undersigned,  duly authorized,  in the City of Kansas City,
State of Missouri on the 1st day of September, 2006.

                              AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                              (Registrant)

                              By: /*/ William M. Lyons
                                  ----------------------------------------------
                                  William M. Lyons
                                  President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                        TITLE                            DATE
---------                        -----                            ----

*William M. Lyons            President and Director        September 1, 2006
------------------------
William M. Lyons

*Robert J. Leach             Vice President,               September 1, 2006
------------------------     Treasurer and
Robert J. Leach              Chief Financial Officer

*John Freidenrich            Director                      September 1, 2006
------------------------
John Freidenrich

*Ronald J. Gilson            Chairman of the Board and     September 1, 2006
------------------------     Director
Ronald J. Gilson

*Kathryn A. Hall             Director                      September 1, 2006
------------------------
Kathryn A. Hall

*Myron S. Scholes            Director                      September 1, 2006
------------------------
Myron S. Scholes

*John B. Shoven              Director                      September 1, 2006
------------------------
John B. Shoven

*Jeanne D. Wohlers           Director                      September 1, 2006
------------------------
Jeanne D. Wohlers

*By:   /s/ Ryan L. Blaine
       ---------------------------------------------
       Ryan L. Blaine
       Attorney-in-Fact
       (pursuant to Power of Attorney
       dated August 25, 2006)